1933 Act File No. 33-63621
                                          1940 Act File No. 811-7369


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X

Post-Effective Amendment No.   2  ................       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

Amendment No.   3  ...............................       X

                                 FTI FUNDS

            (Exact name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

            John W. McGonigle, Esq., Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

   immediately upon filing pursuant to paragraph (b)
 --
 X  on February 28, 1997, pursuant to paragraph (b)
  -
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on January 15, 1997; or intends to file the Notice required by that Rule on or about; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

Copy to:

Dewey Ballantine
1301 Avenue of the Americas
New York, NY 10019-6092

                           CROSS-REFERENCE SHEET

     This amendment to the Registration Statement of FTI Funds (formerly, FT Funds), which consists of four portfolios: (1) FTI Small Capitalization Equity Fund, (2) FTI International Equity Fund, (3) FTI International Bond Fund, and (4) FTI Global Bond Fund, is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1,2,3,4) Cover Page.

Item 2.   Synopsis.................(1,2,3,4) Synopsis; (1,2,3,4) Expenses
                                   of the Funds.

Item 3.   Condensed Financial
          Information..............(1,2,3,4) Performance Information.

Item 4.   General Description of
          Registrant...............(1,2,3,4) Investment Objective of Each
                                   Fund; (1) Small Capitalization Fund; (2)
                                   International Equity Fund; (3)
                                   International Bond Fund; (4) Global Bond
                                   Fund; (1,2,3,4) Portfolio Investments
                                   and Strategies.

Item 5.   Management of the Fund...(1,2,3,4) FTI Funds Information;
                                   (1,2,3,4) Management of FTI Funds;
                                   (1,2,3,4) Distribution of Shares of the
                                   Funds; (1,2,3,4) Administrative
                                   Arrangements; (1,2,3,4) Administration
                                   of the Funds; (1,2,3,4) Brokerage
                                   Transactions; (1,2,3,4) Expenses of the
                                   Funds.

Item 6.   Capital Stock and Other
          Securities...............(1,2,3,4) Dividends; (1,2,3,4) Capital
                                   Gains; (1,2,3,4) Shareholder
                                   Information; (1,2,3,4) Voting Rights;
                                   (1,2,3,4) Effect of Banking Laws;
                                   (1,2,3,4) Tax Information; (1,2,3,4)
                                   Federal Income Tax.

Item 7.   Purchase of Securities Being
          Offered..................(1,2,3,4) Net Asset Value; (1,2,3,4)
                                   Investing in the Funds; (1,2,3,4) Share
                                   Purchases; (1,2,3,4) Minimum Investment
                                   Required; (1,2,3,4) What Shares Cost;
                                   (1,2,3,4) Certificates and
                                   Confirmations.

Item 8.   Redemption or Repurchase.(1,2,3,4) Exchange Privilege; (1,2,3,4)
                                   Requirements for Exchange; (1,2,3,4) Tax
                                   Consequences; (1,2,3,4) Redeeming
                                   Shares; (1,2,3,4) Accounts with Low
                                   Balances.

Item 9.   Pending Legal Proceedings     None


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1,2,3,4) Cover Page

Item 11.  Table of Contents........(1,2,3,4) Table of Contents.

Item 12.  General Information and
          History..................(1,2,3,4) General Information About the
                                   Trust; (1,2,3,4) Massachusetts
                                   Partnership Law.

Item 13.  Investment Objectives and
          Policies.................(1,2,3,4) Investment Objective and
                                   Policies of the Funds; (1,2,3,4)
                                   Investment Limitations.

Item 14.  Management of the Fund...(1,2,3,4) FTI Funds Management.

Item 15.  Control Persons and Principal
          Holders of Securities....Not applicable.

Item 16.  Investment Advisory and Other
          Services.................(1,2,3,4) Investment Advisory Services;
                                   (1,2,3,4) Administrative Services;
                                   (1,2,3,4) Transfer Agent, Dividend
                                   Disbursing Agent and Portfolio
                                   Accountant; (1,2,3,4) Custodian.

Item 17.  Brokerage Allocation.....(1,2,3,4) Brokerage Transactions.

Item 18.  Capital Stock and Other
          Securities...............Not applicable.

Item 19.  Purchase, Redemption and
          Pricing of Securities
          Being Offered............(1,2,3,4) Purchasing Shares; (1,2,3,4)
                                   Determining Net Asset Value; (1,2,3,4)
                                   Redeeming Shares.

Item 20.  Tax Status...............(1,2,3,4) Tax Status.

Item 21.  Underwriters.............(1,2,3,4) Distribution Plan and
                                   Shareholder Services Agreement.

Item 22.  Calculation of Performance
          Data.....................(1,2,3,4) Total Return; (1,2,3,4) Yield;
                                   (1,2,3,4) Performance Comparisons;
                                   (1,2,3,4) Appendix.

Item 23.  Financial Statements.....Incorporated by reference to the
                                   Registrant's Annual Report to
                                   Shareholders dated November 30, 1996.
                                   (File Nos. 33-63621 and 811-7369)




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FTI FUNDS
PROSPECTUS

FTI Funds (the "Trust") is an open-end, management investment company (a mutual fund). This combined prospectus offers investors interests in the following four separate investment portfolios (individually referred to as the "Fund," and collectively as the "Funds"), each having a distinct investment objective and policies:

     - FTI Small Capitalization Equity Fund;

     - FTI International Equity Fund;

     - FTI International Bond Fund; and

     - FTI Global Bond Fund.

The investment adviser to the Funds is Fiduciary International, Inc. Edgewood Services, Inc. serves as the distributor. This combined prospectus contains the information you should read and know before you invest in any of the Funds in the Trust. Keep this prospectus for future reference.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



Additional information about the Trust is contained in the Trust's Statement of Additional Information, dated February 28, 1997, which has also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about any of the Funds by writing to the Trust at the address listed in the back of this prospectus or by calling (212) 524-7300.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated February 28, 1997


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                                                                       1
------------------------------------------------------


SUMMARY OF FUND EXPENSES-- SMALL CAPITALIZATION FUND                           2

------------------------------------------------------


SUMMARY OF FUND EXPENSES-- INTERNATIONAL EQUITY FUND                           3

------------------------------------------------------


SUMMARY OF FUND EXPENSES-- INTERNATIONAL BOND FUND                             4

------------------------------------------------------


SUMMARY OF FUND EXPENSES-- GLOBAL BOND FUND                                    5

------------------------------------------------------


FINANCIAL HIGHLIGHTS-- SMALL CAPITALIZATION EQUITY FUND                        6

------------------------------------------------------


FINANCIAL HIGHLIGHTS-- INTERNATIONAL EQUITY FUND                               7

------------------------------------------------------


FINANCIAL HIGHLIGHTS-- INTERNATIONAL BOND FUND                                 8

------------------------------------------------------


FINANCIAL HIGHLIGHTS-- GLOBAL BOND FUND                                        9

------------------------------------------------------


INVESTMENT OBJECTIVE OF EACH FUND                                             10

------------------------------------------------------


  Small Capitalization Fund                                                   10


  International Equity Fund                                                   11


  International Bond Fund                                                     13


  Global Bond Fund                                                            14



PORTFOLIO INVESTMENTS AND STRATEGIES                                          16

------------------------------------------------------

  Borrowing Money                                                             16


  Diversification                                                             16


  Restricted and Illiquid Securities                                          16


  Repurchase Agreements                                                       17


  When-Issued and Delayed Delivery
     Transactions                                                             17


  Forward Commitments                                                         17


  Lending of Portfolio Securities                                             17


  Convertible Securities                                                      18


  Asset-Backed Securities                                                     18


  Depositary Receipts                                                         20


  Foreign Government Securities                                               21


  U.S. Government Securities                                                  21


  Investing in Securities of Other
     Investment Companies                                                     21


  Risk Factors                                                                22


  Hedging Vehicles and Strategies                                             25


  Derivative Contracts and Securities                                         27


  Duration                                                                    27


  Portfolio Turnover                                                          28



FTI FUNDS INFORMATION                                                         28

------------------------------------------------------

  Management of FTI Funds                                                     28


  Distribution of Shares of the Funds                                         30


  Administrative Arrangements                                                 31


  Administration of the Funds                                                 31


  Brokerage Transactions                                                      32



NET ASSET VALUE                                                               32

------------------------------------------------------


INVESTING IN THE FUNDS                                                        33

------------------------------------------------------

  Share Purchases                                                             33


  Minimum Investment Required                                                 34


  What Shares Cost                                                            34


  Certificates and Confirmations                                              34


  Dividends                                                                   34


  Capital Gains                                                               34



EXCHANGE PRIVILEGE                                                            35

------------------------------------------------------

  Requirements for Exchange                                                   35


  Tax Consequences                                                            35



REDEEMING SHARES                                                              36

------------------------------------------------------

  Accounts with Low Balances                                                  37



SHAREHOLDER INFORMATION                                                       37

------------------------------------------------------

  Voting Rights                                                               37



EFFECT OF BANKING LAWS                                                        37

------------------------------------------------------


TAX INFORMATION                                                               38

------------------------------------------------------

  Federal Income Tax                                                          38



PERFORMANCE INFORMATION                                                       39

------------------------------------------------------


ADDRESSES                                                                     40

------------------------------------------------------


SYNOPSIS
--------------------------------------------------------------------------------


The Trust, an open-end, management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated October 18, 1995. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of any one portfolio may be offered in separate classes.


As of the date of this prospectus, the Board of Trustees (the "Trustees") of the Trust has established the following four Funds:

     - FTI Small Capitalization Equity Fund ("Small Capitalization Fund")--seeks to provide growth of principal by investing primarily in domestic equity securities of small capitalization companies having a market value capitalization below $1.5 billion;

     - FTI International Equity Fund ("International Equity Fund")--seeks to provide growth of principal by investing in foreign equity securities;

     - FTI International Bond Fund ("International Bond Fund")--seeks to provide total return through investments in foreign corporate and foreign government fixed income securities; and

     - FTI Global Bond Fund ("Global Bond Fund")--seeks to provide total return by investing in both foreign and U.S. corporate and government fixed income securities.


For information on how to purchase shares of any of the Funds, please refer to "Investing in the Funds." A minimum initial investment of $10,000 is required for each Fund. This prospectus should be read together with any account agreement for minimum investment requirements imposed by Fiduciary Trust Company International or any of its affiliates. See "Minimum Investment Required." Shares of each Fund are sold at net asset value without the imposition of any sales charge, and are redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares." The Funds are advised by Fiduciary International, Inc. (the "Adviser").


SPECIAL CONSIDERATIONS AND RISK FACTORS. Investors should be aware of the following general considerations and risk factors. The market value of fixed income securities, which constitute a major portion of the investments of several Funds, may vary inversely in response to changes in prevailing interest rates. The market value of the equity securities in which the Small Capitalization and International Equity Funds invest will also fluctuate, and the possibility exists that the value of common stocks could decline over short or even extended periods of time. The section entitled "Risk Factors-- Equity Investment Considerations" also discloses the potential risks related to small capitalization stocks, in which the Small Capitalization Fund primarily invests. The International Bond Fund and the Global Bond Fund may invest in asset-backed and mortgage-backed securities, which involve unique risks. The foreign securities in which all of the Funds may invest may be subject to certain risks in addition to those inherent in U.S. investments, and these risks are more fully discussed in the section entitled "Risk Factors--Foreign Securities Considerations." The Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements and forward commitments, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with investing in when-issued securities, options and futures are described under "Investment Objective of Each Fund" and "Portfolio Investments and Strategies."



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                                   SMALL CAPITALIZATION FUND
                               SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).........     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
  price)..............................................................................     None
Contingent Deferred Sales Charge (as a percentage of purchase price or redemption
  proceeds, as applicable)............................................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None

                                ANNUAL FUND OPERATING EXPENSES
                            (As a percentage of average net assets)

Management Fee........................................................................    1.00%
12b-1 Fee(1)..........................................................................    0.00%
Total Other Expenses (after expense reimbursement)(2).................................    0.50%
          Shareholder Services Fee(1)........................................    0.00%
     Total Fund Operating Expenses (after expense reimbursement)(3)...................    1.50%




(1) The Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 30, 1997. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.75% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees. See "FTI Funds Information."



(2) Total other expenses have been reduced to reflect the voluntary reimbursement of certain other operating expenses. This voluntary reimbursement may be modified or terminated at any time.



(3) The total Fund operating expenses would have been 3.01% absent the voluntary reimbursement of certain other operating expenses.



    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Funds" and "FTI Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



    LONG-TERM SHAREHOLDERS MAY PAY MORE OVER TIME THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.



                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period...............    $ 15       $47        $82        $179




    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                                   INTERNATIONAL EQUITY FUND
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).........     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
  price)..............................................................................     None
Contingent Deferred Sales Charge (as a percentage of purchase price or redemption
  proceeds, as applicable)............................................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                ANNUAL FUND OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee........................................................................    1.00%
12b-1 Fee(1)..........................................................................    0.00%
Total Other Expenses (after expense reimbursement)(2).................................    0.60%
          Shareholder Services Fee(1)........................................    0.00%
     Total Fund Operating Expenses (after expense reimbursement)(3)...................    1.60%




(1) The Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 30, 1997. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.75% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees. See "FTI Funds Information."



(2) Total other expenses have been reduced to reflect the voluntary reimbursement of certain other operating expenses. This voluntary reimbursement may be modified or terminated at any time.



(3) The total Fund operating expenses in the table above are based on expenses expected for the fiscal year ending November 30, 1997. The total Fund operating expenses were 1.68% for the fiscal year ended November 30, 1996, and would have been 4.73% absent the voluntary reimbursement of certain other operating expenses.



    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Funds" and "FTI Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



    LONG-TERM SHAREHOLDERS MAY PAY MORE OVER TIME THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.



                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period...............    $ 16       $51        $87        $190




    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF THE PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                                    INTERNATIONAL BOND FUND
                               SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).........     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
  price)..............................................................................     None
Contingent Deferred Sales Charge (as a percentage of purchase price or redemption
  proceeds, as applicable)............................................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None

                                ANNUAL FUND OPERATING EXPENSES
                            (As a percentage of average net assets)

Management Fee........................................................................    0.70%
12b-1 Fee(1)..........................................................................    0.00%
Total Other Expenses (after expense reimbursement)(2).................................    0.50%
          Shareholder Services Fee(1)........................................    0.00%
     Total Fund Operating Expenses (after expense reimbursement)(3)...................    1.20%




(1) The Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 30, 1997. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.75% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees. See "FTI Funds Information."



(2) Total other expenses have been reduced to reflect the voluntary reimbursement of certain other operating expenses. This voluntary reimbursement may be modified or terminated at any time.



(3) The total Fund operating expenses would have been 5.83% absent the voluntary reimbursement of certain other operating expenses.



    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Funds" and "FTI Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



    LONG-TERM SHAREHOLDERS MAY PAY MORE OVER TIME THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.



                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period...............    $ 12       $38        $66        $145




    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF THE PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                                       GLOBAL BOND FUND
                               SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)........      None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
  price).............................................................................      None
Contingent Deferred Sales Charge (as a percentage of purchase price or redemption
  proceeds, as applicable)...........................................................      None
Redemption Fee (as a percentage of amount redeemed, if applicable)...................      None
Exchange Fee.........................................................................      None

                                ANNUAL FUND OPERATING EXPENSES
                            (As a percentage of average net assets)

Management Fee.......................................................................     0.70%
12b-1 Fee(1).........................................................................     0.00%
Total Other Expenses (after waiver/expense reimbursement)(2).........................   (0.20%)
          Shareholder Services Fee(1).......................................    0.00%
     Total Fund Operating Expenses (after waiver/expense reimbursement)(3)...........     0.50%




(1) The Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 30, 1997. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.75% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees. See "FTI Funds Information."



(2) Total other expenses have been reduced to reflect the voluntary waiver of a portion of the custodian fee and the voluntary reimbursement of certain other operating expenses. This voluntary waiver/reimbursement can be modified or terminated at any time.



(3) The total Fund operating expenses in the table above are based on expenses expected for the fiscal year ending November 30, 1997. The total Fund operating expenses were 0.95% for the fiscal year ended November 30, 1996, and would have been 27.89% absent the voluntary reimbursement of certain other operating expenses.



    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Funds" and "FTI Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



    LONG-TERM SHAREHOLDERS MAY PAY MORE OVER TIME THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.



                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period...............    $  5       $16        $28        $ 63




    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF THE PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




FTI SMALL CAPITALIZATION EQUITY FUND


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 17, 1997, on the Fund's financial statements for the period ended November 30, 1996, and on the following table for the period presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge.



                                                                           PERIOD ENDED
                                                                       NOVEMBER 30, 1996(A)
                                                                       ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 10.00
--------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------
  Net operating loss                                                            (0.04)
--------------------------------------------------------------------
  Net realized and unrealized gain on investments                                2.12
--------------------------------------------------------------------    -------------
Total from investment operations                                                 2.08
--------------------------------------------------------------------    -------------
NET ASSET VALUE, END OF PERIOD                                                $ 12.08
--------------------------------------------------------------------    -------------
TOTAL RETURN (B)                                                                20.80%
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------
  Expenses                                                                       1.50%*
--------------------------------------------------------------------
  Net operating loss                                                            (0.68%)*
--------------------------------------------------------------------
  Expense reimbursement (c)                                                      1.51%*
--------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                     $19,318
--------------------------------------------------------------------
  Average commission rate paid                                                $0.0334
--------------------------------------------------------------------
  Portfolio turnover                                                               94%
--------------------------------------------------------------------




* Computed on an annualized basis.



(a) Reflects operations for the period from December 22, 1995 (start of performance) to November 30, 1996.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and operating loss ratios shown above.



Further information about the Fund's performance is contained in the Fund's annual report dated
November 30, 1996, which can be obtained free of charge.




FTI INTERNATIONAL EQUITY FUND


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 17, 1997, on the Fund's financial statements for the period ended November 30, 1996, and on the following table for the period presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge.



                                                                                    PERIOD ENDED
                                                                                NOVEMBER 30, 1996(A)
                                                                                ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $ 10.00
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------
  Net investment income                                                                   0.01(b)
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency             0.99
-----------------------------------------------------------------------------    -------------
Total from investment operations                                                          1.00
-----------------------------------------------------------------------------    -------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------
  Distributions from net investment income                                               (0.01)
-----------------------------------------------------------------------------    -------------
NET ASSET VALUE, END OF PERIOD                                                         $ 10.99
-----------------------------------------------------------------------------    -------------
TOTAL RETURN (C)                                                                         10.04%
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Expenses                                                                                1.68%*
-----------------------------------------------------------------------------
  Net investment income                                                                   0.05%*
-----------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                        3.05%*
-----------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                              $12,065
-----------------------------------------------------------------------------
  Average commission rate paid                                                         $0.0365
-----------------------------------------------------------------------------
  Portfolio turnover                                                                        29%
-----------------------------------------------------------------------------




* Computed on an annualized basis.



(a) Reflects operations for the period from December 22, 1995 (start of performance) to November 30, 1996.



(b) Per share information is based on average shares outstanding.



(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Further information about the Fund's performance is contained in the Fund's annual report dated
November 30, 1996, which can be obtained free of charge.


FTI INTERNATIONAL BOND FUND


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 17, 1997, on the Fund's financial statements for the period ended November 30, 1996, and on the following table for the period presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge.



                                                                                PERIOD ENDED
                                                                            NOVEMBER 30, 1996(A)
                                                                            ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $ 10.00
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------
  Net investment income                                                               0.47(b)
-------------------------------------------------------------------------
  Net realized and unrealized loss on investments and foreign currency               (0.10)
-------------------------------------------------------------------------    -------------
Total from investment operations                                                      0.37
-------------------------------------------------------------------------    -------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------
  Distributions from net investment income                                           (0.17)
-------------------------------------------------------------------------    -------------
NET ASSET VALUE, END OF PERIOD                                                     $ 10.20
-------------------------------------------------------------------------    -------------
TOTAL RETURN (C)                                                                      3.75%
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------
  Expenses                                                                            1.20%*
-------------------------------------------------------------------------
  Net investment income                                                               5.46%*
-------------------------------------------------------------------------
  Expense reimbursement (d)                                                           4.63%*
-------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                           $5,201
-------------------------------------------------------------------------
  Portfolio turnover                                                                   190%
-------------------------------------------------------------------------




* Computed on an annualized basis.



(a) Reflects operations for the period from December 22, 1995 (start of performance) to November 30, 1996.



(b) Per share information is based on average shares outstanding.



(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Further information about the Fund's performance is contained in the Fund's annual report dated
November 30, 1996, which can be obtained free of charge.


FTI GLOBAL BOND FUND



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 17, 1997, on the Fund's financial statements for the period ended November 30, 1996, and on the following table for the period presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge.



                                                                           PERIOD ENDED
                                                                       NOVEMBER 30, 1996(A)
                                                                      ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------
  Net investment income                                                         0.37
-------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                      0.13
-------------------------------------------------------------------   --------------
Total from investment operations                                                0.50
-------------------------------------------------------------------   --------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------
  Distributions from net investment income                                     (0.08)
-------------------------------------------------------------------   --------------
NET ASSET VALUE, END OF PERIOD                                                $10.42
-------------------------------------------------------------------   --------------
TOTAL RETURN (B)                                                                5.02%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------
  Expenses                                                                      0.95%*
-------------------------------------------------------------------
  Net investment income                                                         5.83%*
-------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                             26.94%*
-------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                     $1,058
-------------------------------------------------------------------
  Portfolio turnover                                                             287%
-------------------------------------------------------------------




* Computed on an annualized basis.



(a) Reflects operations for the period from December 22, 1995 (start of performance) to November 30, 1996.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Further information about the Fund's performance is contained in the Fund's annual report dated
November 30, 1996, which can be obtained free of charge.



INVESTMENT OBJECTIVE OF EACH FUND
--------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies and limitations of a Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies and limitations becomes effective.


Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appear in the "Portfolio Investments and Strategies" section of this prospectus and in the Statement of Additional Information.


SMALL CAPITALIZATION FUND


The investment objective of the Small Capitalization Fund is to provide growth of principal. The Fund seeks to achieve its investment objective by investing primarily in the common stock of small capitalization companies with total market capitalizations below $1.5 billion. Dividend income is not a consideration in the selection of investments. In selecting investments for the Fund's portfolio, the Adviser seeks to select companies it believes are undervalued in the marketplace, or which have earnings that might be expected to grow faster than the U.S. economy in general. The Adviser also looks to purchase stocks whose expected growth rates exceed their current price-earnings ratio. These companies typically possess a relatively high rate of return on invested capital so that future growth can be internally financed. These companies may offer the possibility of accelerating earnings growth because they often represent the first opportunity to participate in new products, new services and new technologies. Companies in which the Fund is likely to invest are those that have a unique franchise opportunity, exhibit high barriers of entry to competitors, have strong balance sheets and cash flow, and have an exceptional management team. The securities of these companies may have more limited marketability and may be subject to more abrupt market movements than securities of larger, more established companies or the market averages in general. There is no assurance that the Adviser's attempts to pursue these approaches will result in benefits to the Fund.


ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to:

     - common stocks, and securities convertible into common stocks, which will be primarily composed of issues of small capitalization domestic companies. See "Portfolio Investments and Strategies" and "Equity Investment Considerations." Under normal market conditions, at least 65% of the total assets of the Fund's portfolio will be invested in the common stock of small capitalization companies, which the Fund defines as those having a market value capitalization below $1.5 billion. Small capitalization companies would generally be those stocks included in the Russell 2000 Index or the Standard & Poor's Small Cap 600 Index, or have characteristics similar to the stocks in those indices;

     - preferred stocks, corporate bonds, notes, warrants, and rights;


     - American Depositary Receipts ("ADRs"), which are receipts typically issued by a United States bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. The Fund may invest up to 20% of its net assets in ADRs. See "Depositary Receipts" in "Portfolio Investments and Strategies;"

     - commercial paper rated A-1 by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's") or F-1 by Fitch Investors Service, Inc. ("Fitch"), and money market instruments (including commercial paper) which are unrated but deemed to be of comparable quality by the Adviser, including Canadian Commercial Paper and Europaper;


     - certificates of deposits, demand and time deposits, savings shares, bankers' acceptances and other instruments of domestic and foreign banks, savings and loans and other deposit or thrift institutions ("Bank Instruments");

     - shares of other investment companies. See "Investing in Securities of Other Investment Companies" in "Portfolio Investments and Strategies;"

     - foreign securities which are traded publicly in the United States. The Fund may invest up to 10% of its net assets in foreign securities; and

     - securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed delivery basis ("U.S. Government Securities"). See "Portfolio Investments and Strategies."


The Fund may also purchase corporate debt obligations that, at the time of purchase, are rated in the top four rating categories (i.e., investment grade) by nationally recognized statistical rating organizations ("NRSROs") such as S&P or Moody's. Obligations rated in the lowest of the top four rating categories, such as Baa by Moody's or BBB by S&P or Fitch, have speculative characteristics. As to these securities, changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In the event that any such security is downgraded by an NRSRO below the fourth highest rating category, the Fund will consider disposing of the security, but is not required to do so. A description of the rating categories of NRSROs is contained in the Appendix to the Statement of Additional Information.


In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities and repurchase agreements, and engage in forward commitment and when-issued and delayed delivery transactions. The Fund may also invest in put and call options, futures, and options on futures, in order to implement its investment strategy and for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments, as well as the potential risks related to small capitalization stocks.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification" and "Restricted and Illiquid Securities."

INTERNATIONAL EQUITY FUND

The investment objective of the International Equity Fund is to provide growth of principal. The Fund pursues its investment objective through a flexible policy of investing in a broad, diversified portfolio of stocks and debt obligations of issuers located outside the United States. Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities denominated in foreign currencies, including the European Currency Unit (the "ECU"), of issuers located in at least three different nations outside of the United States, and at least 65% of the Fund's total assets will be invested in equity securities, i.e., common stocks and preferred stocks. The ECU is a multinational currency unit which represents specified amounts of the currencies of certain member states of the European Economic Community. The Fund may also invest up to 35% of its total assets in debt securities.


In seeking to achieve the Fund's investment objective, the Adviser believes there are three potential advantages to investing in foreign equity securities:


     - the opportunity to invest in non-U.S. companies believed to possess superior growth potential;

     - the opportunity to invest in foreign nations with business and economic policies different from those in the United States; and

     - the opportunity to reduce portfolio volatility to the extent that securities markets inside and outside the United States do not move in harmony.


In managing the Fund's portfolio, the Adviser, through both fundamental research and a value screen, will identify foreign equity securities that it determines to be underpriced. The Adviser uses fundamental analysis to assess the world economies and makes projections regarding the likely future trends in economic activity. It will use these projections to determine whether current securities prices are reflecting the level of anticipated economic activity that it foresees. In selecting securities based on this analysis, the Adviser will choose securities whose near-term growth and long-term growth prospects are not being fully valued in the marketplace. The goal is to create a diversified portfolio emphasizing the higher growth regions of the world and investing in underpriced, quality growth companies within these regions. The Fund will invest primarily in foreign industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia, and the Far
East) Index. There is no assurance that the Adviser's attempts to pursue these approaches will result in benefits to the Fund.


ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to:


     - common stocks, and securities convertible into common stocks, of established foreign companies that appear to have growth potential and are located in economically developed nations. The Fund may also invest up to 20% of its total assets in common stocks of issuers located in emerging market nations;


     - foreign preferred stocks, warrants and convertible securities;

     - ADRs, Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and European Depositary Receipts ("EDRs"). See "Portfolio Investments and Strategies;"

     - fixed income securities of foreign companies or governments that are rated investment grade by an NRSRO or, if unrated, determined by the investment adviser to be of comparable quality;

     - shares of other investment companies, as described in "Investing in Securities of Other Investment Companies," in "Portfolio Investments and Strategies" in this prospectus;

     - Bank Instruments, as described above under "Small Capitalization Fund," and U.S. Government Securities. See "Portfolio Investments and Strategies;" and

     - other money market instruments.



In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities and repurchase agreements, and engage in forward commitment and when-issued and delayed delivery transactions. The Fund may also invest in forward foreign currency exchange contracts, put and call options, futures and options on futures, in order to implement its investment strategy and for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments, as well as the potential risks related to foreign securities and investing in emerging market nations. In the event that any fixed income security owned by the Fund is downgraded by an NRSRO below investment grade, the Fund may consider disposing of the security, but will not be required to do so.


INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification" and "Restricted and Illiquid Securities."

INTERNATIONAL BOND FUND


The investment objective of the International Bond Fund is to provide total return. The Fund pursues its investment objective by investing primarily in a broad, diversified portfolio of fixed income obligations of governments and companies located outside the United States. Under normal market conditions, at least 65% of the Fund's total assets will be invested in high-quality debt securities denominated in foreign currencies (including the ECU) of issuers located in at least three different nations outside of the United States. In managing the Fund's portfolio, the Adviser actively manages country and currency allocations and maturity structure according to the fundamental economic and interest-rate outlook for each foreign nation. The goal is to combine the most appropriate bond markets with the strongest foreign currencies to create a portfolio with above average return potential. There is no assurance that the Adviser's attempts to pursue these approaches will result in benefits to the Fund.


ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to:

     - high-quality fixed income government securities denominated in the currencies of the nations that are members of the Organization for Economic Cooperation and Development. These nations include, but are not limited to, the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Luxembourg, The Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may also invest up to 10% of its total assets in debt securities or other instruments of issuers located in emerging market nations;

     - high-quality fixed income obligations of foreign corporations located outside the United States;

     - fixed income obligations of supranational entities, such as the International Bank for Reconstruction and Development and the Inter-American Development Bank. See "Foreign Government Securities" in "Portfolio Investments and Strategies;"

     - convertible securities and warrants;


     - asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs"), rated in one of the four highest rating categories by an NRSRO (i.e., BBB, Baa or higher) or, if unrated, determined by the Adviser to be of comparable quality, which may comprise up to 35% of the Fund's assets. See "Asset-Backed Securities" in "Portfolio Investments and Strategies;"



     - shares of other investment companies. See "Investing in Securities of Other Investment Companies" in "Portfolio Investments and Strategies;"

     - debt obligations of national, state or "quasi-governmental agencies" which are not supported by the full faith and credit or general taxing power of such entities. See "Foreign Government Securities" in "Portfolio Investments and Strategies;"

     - Bank Instruments, as described above under "Small Capitalization Fund;"
      and

     - other money market instruments.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities and repurchase agreements, and engage in forward commitment and when-issued and delayed delivery transactions. The Fund may also invest in forward foreign currency exchange contracts, put and call options, futures and options on futures, in order to implement its investment strategy and for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments, as well as the potential risks related to foreign securities, asset-backed and mortgage-backed securities and investing in emerging market nations.


The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by S&P or Moody's, or, if unrated, will be judged by the Fund's Adviser to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA, or A and Aaa, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. In the event that a security held by the Fund is downgraded by an NRSRO below the quality parameters discussed above, the Fund may consider disposing of the security, but will not be required to do so.


The Fund's portfolio of debt securities will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. In addition, the Fund will also invest in high-quality debt securities issued by corporations in the currencies specified above and subject to the quality limitations listed above.

It is anticipated that the average portfolio duration of the Fund will be in the three-to-ten year range. See "Duration" in "Portfolio Investments and Strategies." The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification" and "Restricted and Illiquid Securities."

GLOBAL BOND FUND


The investment objective of the Global Bond Fund is to provide total return. The Fund pursues its investment objective by investing primarily in a broad, diversified portfolio of fixed income securities of both United States and foreign governments and companies. Under normal market conditions, at least 65% of the Fund's total assets will be invested in high-quality debt securities of issuers located in at least three different nations, one of which may be the United States. Securities of non-U.S. issuers may be denominated in foreign currencies or multinational currencies, such as the ECU. The Adviser's approach to selecting investments for the Fund is oriented to country selection and is value driven. In selecting fixed income instruments for the Fund, the Adviser identifies those nations' fixed income markets which it believes will provide the United States' domiciled investor the highest return over a market cycle, through a combination of income sources, while also offering capital gain and currency appreciation. The Adviser conducts extensive fundamental research on a global basis, and it is through this effort that attractive fixed income markets are selected for investment. The outlook for each foreign market is compared to the returns available in the U.S. market. The focus is on selecting those nations whose fixed income fundamentals are superior to those available domestically. There is no assurance that the Adviser's attempts to pursue these approaches will result in benefits to the Fund.


ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to:

     - high-quality debt securities of foreign and United States issuers. The Fund may also invest up to 10% of total assets in debt securities and other instruments of issuers located in emerging market nations;

     - convertible securities and warrants. See "Convertible Securities" in "Portfolio Investments and Strategies;"


     - asset-backed and mortgage-backed securities, including CMOs, rated in one of the four highest rating categories by an NRSRO (i.e., BBB, Baa or higher) or, if unrated, determined by the Adviser to be of comparable quality, which may comprise up to 35% of the Fund's assets. See "Asset-Backed Securities" in "Portfolio Investments and Strategies;"


     - U.S. Government Securities. See "Portfolio Investments and Strategies;"

     - debt securities of supranational entities. See "Foreign Government Securities" in this prospectus;

     - Bank Instruments, as described above under "Small Capitalization Fund;"

     - shares of other investment companies. See "Investing in Securities of Other Investment Companies" in "Portfolio Investments and Strategies;" and

     - other money market instruments.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities and repurchase agreements, and engage in forward commitment and when-issued and delayed delivery transactions. The Fund may also invest in forward foreign currency exchange contracts, put and call options, futures and options on futures, in order to implement its investment strategy and for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments, as well as the potential risks related to foreign securities, asset-backed and mortgage-backed securities and investing in emerging market nations.


The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by S&P or Moody's, or, if unrated, will be judged by the Fund's Adviser to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA or A and Aaa, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. In the event that a security held by the Fund is downgraded by an NRSRO below the quality parameters discussed above, the Fund may consider disposing of the security, but will not be required to do so.


It is anticipated that the average portfolio duration of the Fund will be in the three-to-ten year range. See "Duration" in "Portfolio Investments and Strategies." The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.


INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification" and "Restricted and Illiquid Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

BORROWING MONEY

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings. These limitations cannot be changed by a Fund without shareholder approval.

DIVERSIFICATION

With respect to 75% of the value of its total assets, each Fund will not invest more than 5% in securities of any one issuer other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. Government Securities. No Fund will acquire more than 10% of the outstanding voting securities of any one issuer. These limitations cannot be changed by a Fund without shareholder approval.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Funds will limit investment in illiquid securities (including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice) to 15% of their respective net assets.

A Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as one of the Funds, which agrees to purchase the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Funds intend to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Funds will not subject such securities to the limitation otherwise applicable to restricted securities.


REPURCHASE AGREEMENTS

The securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. Government Securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

FORWARD COMMITMENTS


Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The International Equity Fund, the International Bond Fund and the Global Bond Fund each may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price (but not to exceed, in the aggregate, 10% of its assets) are segregated on a Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although a Fund enters into forward commitments with the intention of acquiring the securities, it may dispose of the commitments prior to settlement and realize short-term profits or losses.


LENDING OF PORTFOLIO SECURITIES


In order to generate additional income, each Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Funds' Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. Government Securities equal to at least 100% of the value of the securities loaned.


There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


CONVERTIBLE SECURITIES


The Funds may invest in convertible securities rated, at the time of purchase, BBB or better by S&P or Fitch or Baa by Moody's, or, if unrated, are of comparable quality as determined by the Adviser. (If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund may consider disposing of the security, but will not be required to do so.)



Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies. In selecting a convertible security, the Adviser evaluates the investment characteristics of the convertible security as a fixed income investment, and the investment potential of the underlying security for capital appreciation.


ASSET-BACKED SECURITIES

The International Bond Fund and the Global Bond Fund may invest in mortgage-backed and asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. These securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Asset-backed securities, however, provide periodic payments which generally consist of both interest and principal payments. The estimated life of an asset-backed security and the average maturity of a portfolio including such assets vary with the prepayment experience with respect to the underlying debt instruments. The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities.

The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to such securities.

NON-MORTGAGE RELATED ASSET-BACKED SECURITIES. Non-mortgage related asset-backed securities include, but are not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities, all of which are issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to CMOs and mortgage pass-through securities, which are described below.


MORTGAGE-RELATED ASSET-BACKED SECURITIES. The International Bond Fund and the Global Bond Fund may invest in various mortgage-related asset-backed securities. These types of investments may include ARMS, CMOs and REMICs (as such terms are defined below), or other securities collateralized by or representing an interest in real estate mortgages (collectively, "mortgage securities"). The mortgage securities may have interest rates which reset at least annually and generally will be issued or guaranteed by government agencies.


ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities with adjustable, rather than fixed, interest rates. The ARMS in which the International Bond Fund and the Global Bond Fund may invest are issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages that collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while mortgages that collateralize ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting, size and maturity constraints.



Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the International Bond Fund or Global Bond Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. Government Securities.


Like other U.S. Government Securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are a form of asset-backed security issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks, or companies related to the construction industry.


The International Bond Fund and Global Bond Fund will invest only in CMOs which are rated BBB or Baa or higher by an NRSRO and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;
(b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. Government Securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.



CONSIDERATIONS FOR MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time either the International Bond Fund or the Global Bond Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the prepayments on asset-backed securities.


Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state, and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


DEPOSITARY RECEIPTS


Both the Small Capitalization Fund and International Equity Fund may invest in foreign issuers by purchasing sponsored or unsponsored ADRs, and the International Equity Fund may also purchase sponsored and unsponsored GDRs, IDRs and EDRs. ADRs evidence ownership of underlying securities issued by a foreign corporation, and are generally issued by a United States bank or trust company. EDRs, GDRs and IDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. ADRs, EDRs, GDRs and IDRs are collectively known as "Depositary Receipts." Generally, Depositary Receipts in registered form are designed for use in the United States securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored Depositary Receipts may not entitle the Small Capitalization Fund and International




Equity Fund to financial or other reports from the issuer of the underlying security, to which they would be entitled as the owner of sponsored Depositary Receipts.


FOREIGN GOVERNMENT SECURITIES


The foreign government securities in which the International Equity Fund, the International Bond Fund and Global Bond Fund may invest generally consist of obligations supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.


Foreign government securities also include debt securities of "quasi-governmental agencies." Debt securities of quasi-governmental agencies are either debt securities issued by entities which are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

U.S. GOVERNMENT SECURITIES


The U.S. Government Securities in which the Funds may invest include but are not limited to: direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds), and obligations issued by U.S. government agencies or instrumentalities, including securities that are supported by the full faith and credit of the United States (such as GNMA certificates); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as FNMA and FHLMC).


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES


Due to restrictions on direct investment by foreign entities in certain foreign nations, investment in other investment companies may be the most practical or only manner in which the Funds can invest in securities markets of certain foreign countries. The Funds may invest in the securities of other investment companies, but they will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of their respective total assets in any one investment company, or invest more than 10% of their respective total assets in investment companies in general unless permitted to do so by action of the SEC. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and may be constrained by market availability. There can be no assurance that investment companies that invest in certain foreign nations will be available. The Funds will invest in such companies when, in the Adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge. While it is the Adviser's policy to waive its investment advisory fee on assets invested in securities of open-end investment companies, it should be noted that investment companies incur certain expenses, such as custodian and transfer agent fees, and therefore, any investment by the Funds in shares of another investment company would be subject to such duplicate expenses. The



Funds will, however, continue to pay their own investment advisory fees and other expenses with respect to investments in shares of closed-end companies.

RISK FACTORS

EQUITY INVESTMENT CONSIDERATIONS. With respect to the Small Capitalization Fund, as with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. Since equity markets tend to be cyclical, the possibility exists that the value of common stocks could decline over short or even extended periods of time. Furthermore, because the Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in this Fund.

Small capitalization stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Daily Stock Price Index of 500 Common Stocks (the "S&P 500 Index"). This is because, among other things, smaller companies have a lower degree of liquidity in the equity market and tend to have a greater sensitivity to changing economic conditions. In addition to exhibiting greater volatility, these stocks may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small capitalization companies may decline in price as the price of large company stocks rise, or vice versa. Therefore, investors should expect that there will be periods of time when the Fund will exhibit greater volatility than broad stock market indices such as the S&P 500 Index.


FOREIGN SECURITIES CONSIDERATIONS. Investing in foreign securities carries substantial risks in addition to those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. In an attempt to reduce some of these risks, the International Equity Fund, the International Bond Fund and the Global Bond Fund will attempt to distribute their investments broadly among foreign nations. The securities of at least three different foreign nations will always be represented in the Funds' portfolios.



The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross national product, the rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of emerging market nations generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. The usual risks of investing in foreign securities of developed nations are magnified when investing in emerging market nations. As a general matter, emerging market investments are more volatile and exhibit greater and more rapid fluctuations in value. The International Equity Fund may invest up to 20% of its total assets, and the International Bond Fund and the Global Bond Fund may each invest up to 10% of its respective total assets, in issuers located in emerging market nations, and this component of the Funds' investment portfolios should be considered speculative.


With reference to investment in foreign securities of both developed and emerging market nations, prior governmental approval for such investments may be required under certain circumstances, and the extent of foreign investment in certain debt or equity securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.


Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The International Equity Fund, the International Bond Fund and the Global Bond Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid by a Fund if it appears reasonably likely that this process will take more than seven days.


With respect to any foreign nation, there is the possibility of currency fluctuations, nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Funds' investments in those countries. In addition, because of differences in the legal systems, it may be more difficult to obtain and enforce a contractual obligation or court judgment in a court outside of the U.S.


Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the International Equity Fund, the International Bond Fund and the Global Bond Fund to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.


Additional differences exist between investing in foreign and domestic securities. Examples of such differences include:

     - less publicly available information about foreign issuers;

     - credit risks associated with certain foreign governments;

     - the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;

     - less readily available market quotations on foreign issues;

     - differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

     - the limited size of many foreign securities markets and limited trading volume in issuers, compared to the volume of trading in U.S. securities, could cause prices to be erratic for reasons apart from factors that affect the quality of securities;

     - the likelihood that securities of foreign issuers may be less liquid or more volatile;

     - unreliable mail service between countries;

     - political or financial changes which adversely affect investments in some nations;


     - increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;

     - certain markets may require payment for securities before delivery;
     - religious and ethnic instability; and

     - certain national policies which may limit the use or transfer of Fund assets, or may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.


U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors similar to the International Equity Fund, the International Bond Fund and the Global Bond Fund. Investors are advised that when such policies are instituted, the Funds will abide by them.



CURRENCY RISKS. Because the majority of the debt and equity securities purchased by the International Equity Fund, the International Bond Fund and the Global Bond Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Funds' net asset values; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by the Funds. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, as amended (the "Code"), the Funds are required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Code as items of ordinary and distributable income or loss, thus affecting the Funds' distributable income (see "Federal Income Tax" in this prospectus).


The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although the International Equity Fund, the International Bond Fund and the Global Bond Fund value their assets daily in U.S. dollars, the Funds will not convert their holdings of foreign currencies to U.S. dollars daily. When a Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.


The Funds will engage in foreign currency exchange transactions in connection with their investments in foreign securities. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.


The Funds' Adviser believes that active management of currency risks through a variety of hedging vehicles and strategies can considerably limit the risk of capital loss through movements in the foreign exchange markets, such as those described above. The Adviser will not engage in hedging for speculative purposes.



ALLOCATION. With respect to the International Equity Fund, the International Bond Fund, and the Global Bond Fund, the allocation of each Fund's respective assets in a particular market and currency will be based on a fundamental assessment of the economic strength of each relevant country combined with considerations of credit quality and currency and interest rate trends. These factors are reviewed on a regular basis by the Adviser in order to derive specific interest rate and currency forecasts, which are quantified in terms of total return. The market and currency allocation of the Funds will vary to achieve an optimal mix of investments in pursuit of the Funds' investment objective.


HEDGING VEHICLES AND STRATEGIES

HEDGING VEHICLES. As noted in "Investment Objective of Each Fund," the Funds may use the following hedging vehicles in an attempt to manage the currency and interest rate risks described above:

     - forward foreign currency exchange contracts;

     - options contracts; and

     - futures contracts.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.


There is no limitation as to the percentage of a Fund's assets that may be committed under forward foreign currency exchange contracts. The Funds do not enter into such forward contracts or maintain a net exposure in such contracts where the Funds would be obligated to deliver an amount of foreign currency in excess of the value of the Funds' portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" (see "Hedging Strategies" below), denominated in a currency or currencies that the investment adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Funds generally do not enter into a forward foreign currency exchange contract with a term longer than one year.

OPTIONS. The Funds may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. (The Small Capitalization Fund will deal solely in options on domestic securities, including ADRs, in which the Fund can invest directly.) The Funds may write covered call options and secured put options on up to 25% of their respective net assets and may purchase put and call options provided that no more than 5% of the fair market value of their respective net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Funds may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer of OTC options. While OTC options may not be continuously liquid, they are available for a greater variety of assets, and a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES. Futures contracts are contracts that obligate the long or short holder to take or make delivery of a specified quantity of an asset, such as a currency, a security, or the cash value of a securities index at a specified future date at a specified price. The Funds may engage in futures transactions, but will not participate in futures contracts if the sum of their initial margin deposits on open contracts will exceed 5% of the fair market value of each Fund's respective net assets.

HEDGING STRATEGIES


CURRENCY HEDGING. In the case of the International Equity Fund, the International Bond Fund and the Global Bond Fund, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency for a fixed U.S. dollar amount approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency (i.e., "hedge"). A Fund may, as an alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (i.e., "cross-hedge"). A cross-hedge can be achieved not only by using a "proxy" currency in which Fund securities are denominated, but also by using the Canadian Dollar as a "proxy" currency for the U.S. dollar. This strategy may be beneficial because the level of divergence in the exchange rates of U.S. and Canadian currencies has historically tended to be relatively small.



INTEREST RATE HEDGING. The International Equity Fund, the International Bond Fund and the Global Bond Fund may engage in futures transactions and may use options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions.


GENERAL. The Funds might not employ any of the techniques or strategies described above, and there can be no assurance that any technique or strategy (or combination thereof) used will succeed. The use of these techniques and strategies involves certain risks, including:



     - dependence on the Adviser's ability to predict movements in the prices of assets being hedged or movements in interest rates and currency markets;

     - imperfect correlation between the hedging instruments and the securities or currencies being hedged;

     - the fact that skills needed to use these instruments are different from those needed to select the Funds' securities;

     - the possible absence of a liquid secondary market for any particular instrument at any particular time;

     - possible impediments to effective portfolio management or the ability to meet redemption requests or other short-term obligations because of the percentage of the Funds' assets segregated to cover its obligations; and

     - the possible need to defer closing out hedged positions to avoid adverse tax consequences.

New futures contracts, options thereon and other financial products and risk management techniques continue to be developed. A Fund may use these investments and techniques to the extent consistent with its investment objective and regulatory and federal tax considerations.

DERIVATIVE CONTRACTS AND SECURITIES

The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Funds will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that a Fund invests in securities that could be characterized as derivatives, such as futures, asset-backed and mortgage-backed securities, it will only do so in a manner consistent with its investment objective, policies and limitations.

DURATION


With reference to the International Bond Fund and Global Bond Fund, duration is a measure of a debt security's price sensitivity expressed in years and is a measure of the interest rate risk of a debt security, taking into consideration that there may be cash flows before the maturity date and that the cash flows must be considered in terms of their present value. Duration is similar to, but more precise than, average life. It is a measure of the number of years until the average dollar--in present value terms--is received from coupon and principal payments. As such, it is one measure of systematic risk. Duration is computed by multiplying each principal and interest payment by its present value, summing these products, and dividing the sum by the full price of the debt security. A more complete description of this calculation is available upon request from the Trust.




Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends primarily upon the security's coupon rate, maturity date, and level of market interest rates for similar debt securities. There will be no limit on the duration of any one individual issue purchased by the International Bond Fund and Global Bond Fund, except that the purchase of an issue that has no final maturity date shall not be permitted. The weighted average duration of the Funds shall not exceed ten years and shall not be less than one year, but will normally fall within a range of three to seven years. The Adviser regards that range as being consistent with a prudent attitude towards risk. Shifts outside this range would be made only under unusual circumstances.


PORTFOLIO TURNOVER


Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in their portfolios will be sold whenever the Adviser believes it is appropriate to do so in light of each Fund's investment objective, without regard to the length of time a particular security may have been held. The rate of portfolio turnover for each Fund may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by a Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to a Fund's shareholders, are taxable to them. (Further information is contained in the Trust's Statement of Additional Information under the sections "Brokerage Transactions" and "Tax Status.") Nevertheless, transactions for each Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in a Fund's portfolio. A portfolio turnover rate exceeding 100% is considered to be high.


FTI FUNDS INFORMATION
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MANAGEMENT OF FTI FUNDS


BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all the Trust's powers except those reserved for the shareholders.



INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Trust are made by Fiduciary International, Inc., the Trust's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.



     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.70% of each of the Global Bond Fund's and International Bond Fund's respective average daily net assets, and 1.00% of each of the Small Capitalization Fund's and International Equity Fund's respective average daily net assets. The advisory fees paid by the Small Capitalization Fund and International Equity Fund, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies to those Funds.




     The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser can terminate this voluntary waiver of expenses at any time with respect to a Fund at its sole discretion.



     ADVISER'S BACKGROUND. Fiduciary International, Inc. ("FII") is a New York corporation that was organized in 1982 as Fir Tree Advisers, Inc. FII is a wholly-owned subsidiary of Fiduciary Investment Corporation, which, in turn, is a wholly-owned subsidiary of Fiduciary Trust Company International ("FTCI"). FTCI has more than 60 years of investment experience, including more than 30 years experience in managing pooled investment vehicles which invest in the international markets. FII is an indirect subsidiary of FTCI. FTCI is a New York state-chartered bank specializing in investment management activities. As of December 31, 1996, FTCI had total assets of approximately $456 million, and total assets under management of approximately $33.1 billion. These assets included investments managed for individuals and institutional clients, including employee benefit plans of corporations, public retirement systems, unions, endowments, foundations and others.


     FII is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser and its officers, affiliates, and employees may act as investment managers for parties other than the Trust, including other investment companies. FII presently serves as investment adviser or subadviser to the Van Eck Global Balanced Fund, the Blanchard Global Growth Fund, the Prudential Securities Target Program's International Bond Portfolio, and the Frank Russell Investment Company's Equity II Fund.


     Yvette Bockstein, Helen Degener and Grant Babyak are primarily responsible for the day-to-day investment management of the Small Capitalization Fund. Both Ms. Bockstein and Ms. Degener are Senior Vice Presidents of FTCI and, along with Mr. Babyak, serve on its Small Cap Investment Committee. Ms. Bockstein has been with FTCI since 1978. Prior to joining the Adviser, she was with Davis, Palmer & Biggs and The Bank of New York. Ms. Degener has been with FTCI since 1994. Prior to FTCI, she spent thirteen years at Morgan Guaranty Trust Company as a Vice President and manager of several small capitalization equity funds. Mr. Babyak is a Vice President of FTCI and has been with the Adviser since 1996. Prior to joining Fiduciary, Mr. Babyak worked for six years at Avatar Associates as an institutional portfolio manager and two years at United States Trust Company as an analyst.



     Sheila Coco, William Yun and Steven Miller are primarily responsible for the day-to-day investment management of the International Equity Fund. Ms. Coco and Mr. Yun are both Senior Vice Presidents of FTCI and Chartered Financial Analysts. Along with Mr. Miller, they serve on the Adviser's Global Investment Committee. Ms. Coco has been with FTCI since 1980 and had previously spent four years in the investment division of Morgan Guaranty Trust Company. Mr. Yun joined Fiduciary in 1992, and has nine years of prior investment experience with CB Commercial Holdings, The First Boston Corp. and Blyth Eastman Paine Webber, Inc. He is a member of the New York Society of Security Analysts. Mr. Miller joined FTCI in 1994 and is a Senior Vice President. Previously, he had spent seven years with Vital Forsikring, a Norwegian life insurance company, and Heller Financial.




     Stuart Hochberger and Anthony Gould are primarily responsible for the day-to-day investment management of both the International Bond Fund and Global Bond Fund. Mr. Hochberger is an Executive Vice President and a Director of FTCI and is Director of its Fixed Income Group. He also serves as the Chairman of the Adviser's Fixed Income Policy Committee and is a member of both the Global Investment Committee and the Investment Policy Committee. Mr. Hochberger joined FTCI in 1981 from Morgan Guaranty Trust Company. Mr. Gould joined FTCI in 1995 and is currently a Senior Vice President and global portfolio manager. Previously, he had spent six years with BZW Investment Management, the asset management subsidiary of the Barclays Group, as a global bond manager. Prior to BZW, he was employed by J.P. Morgan, London. Mr. Gould is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.


DISTRIBUTION OF SHARES OF THE FUNDS


Edgewood Services, Inc., the principal distributor (the "Distributor") for shares of the Funds, is a New York corporation and a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal offices are at Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.



DISTRIBUTION PLAN. Under a distribution plan adopted in accordance with the Investment Company Act of 1940's Rule 12b-1 (the "Plan"), the Funds may pay to the Distributor an amount computed at an annual rate of 0.75% of the average daily net asset value of each Fund's shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan. However, the Plan will not be activated, and the Distributor has no present intention to collect any fees pursuant to the Plan, unless and until such time as a second "trust" class of shares of the Funds is created for shareholders that are trust clients.


The Distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the Distributor may, by notice to the Trust, voluntarily declare to be effective.

The Distributor may select financial institutions, such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide distribution and/or administrative services as agents for their clients or customers. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as may reasonably be requested.

The Distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the Distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

Furthermore, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the Distributor may be reimbursed by the Adviser or its affiliates.


SHAREHOLDER SERVICES ARRANGEMENTS. The Trust and FII have entered into a Shareholder Services Agreement (the "Services Agreement") with respect to the shares of the Funds to provide administrative support services to customers who from time to time may be owners of record or beneficial owners of the Funds' shares. In return for providing these support services, FII (or a financial institution which has an agreement with FII) may receive payments from a Fund at a rate not exceeding 0.25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request. Certain trust clients, including ERISA plans, will not be affected by the Services Agreement because the Services Agreement will not be activated unless and until a second, "trust" class of shares of the Funds (which would not have a Services Agreement) is created and such trust clients' investments in a Fund are converted to such trust class.


ADMINISTRATIVE ARRANGEMENTS

The Distributor may pay financial institutions and other financial service providers, such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers, a fee based upon the average net asset value of shares of their customers for providing administrative services. This fee, if paid, will be reimbursed to the Distributor by the Adviser and not the Funds.

ADMINISTRATION OF THE FUNDS


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Services Company, provides the Funds with certain administrative personnel and services necessary to operate each Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


      MAXIMUM                   AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE             NET ASSETS OF THE TRUST
--------------------     -------------------------------------
        .15%                   on the first $250 million
       .125%                   on the next $250 million
        .10%                   on the next $250 million
       .075%              on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $75,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. Fiduciary Trust Company International, Two World Trade Center, New York, New York 10048-0772, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by Fiduciary Trust Company International.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTANT. Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Services Company, with offices in Boston, Massachusetts, is transfer agent for the shares of the Funds and dividend disbursing agent for the Funds. Federated Services Company also provides certain accounting and recordkeeping services with respect to the portfolio investments of the Funds.


INDEPENDENT AUDITORS. The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.


LEGAL COUNSEL TO THE TRUST. Legal counsel to the Trust is provided by Dewey Ballantine, New York, New York and Dickstein Shapiro Morin & Oshinsky LLP, Washington, D.C.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Funds' Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by Edgewood Services, Inc. or Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.


NET ASSET VALUE
--------------------------------------------------------------------------------


The net asset value per share of each Fund fluctuates. Net asset value is determined by dividing the sum of the market value of all securities and other assets of a Fund, less liabilities, by the number of Fund shares outstanding. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). As a result, in computing the net asset values of the International Equity Fund, the International Bond Fund and the Global Bond Fund, the Funds value foreign equity securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Occasionally, events that effect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

SHARE PURCHASES


Shares of the Funds are sold on days on which both the NYSE and the Federal Reserve Wire System are open for business. Shares of the Funds may be purchased through Fiduciary International, Inc. or through authorized broker/dealers. In connection with the sale of shares of the Funds, Edgewood Services, Inc. may, from time to time, offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.



THROUGH FIDUCIARY INTERNATIONAL, INC. An investor may write or call Fiduciary International, Inc. to place an order to purchase shares of a Fund. Call (212) 524-7300. Representatives are available from 9:00 a.m. to 5:00 p.m. (Eastern time). Payment may be made either by mail or federal funds. Purchase orders must be received by Fiduciary International, Inc. before 3:00 P.M. (Eastern time). Payment is normally required on the next business day. Texas residents must purchase shares through Edgewood Services, Inc. at 1-800-356-2805.



BY MAIL. To purchase shares of a Fund by mail, send a check made payable to "FTI Funds" (and identify the appropriate Fund) to: Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts 02266-8609. Orders by mail are considered received after payment by check is converted into federal funds. This is normally the next business day after the Fund receives the check.



BY WIRE. To purchase shares of a Fund by wire, call (212) 524-7300. Payment by wire must be received by Fiduciary International, Inc. before 3:00 p.m. (Eastern time) on the next business day after placing the order. Fiduciary Trust Company International is on-line with the Federal Reserve Bank of New York. Accordingly, to purchase shares of the Funds by wire, wire funds as follows:

               Fiduciary Trust Company International
               ABA #026007922
               Credit: Account Number 550000100
               Further credit to: (Name of Fund)
               Re: (customer name)
Shares of the Funds cannot be purchased by Federal Reserve Wire on Columbus Day, Veterans' Day, or Martin Luther King Day.


THROUGH AUTHORIZED BROKER/DEALERS. An investor may place an order through authorized brokers and dealers to purchase shares of a Fund. Shares will be purchased at the net asset value next determined after the Fund receives the purchase request from Fiduciary International, Inc. Purchase requests through authorized brokers and dealers must be received by Fiduciary International, Inc. and transmitted to the Fund before 3:00 p.m. (Eastern time) in order for shares to be purchased at that day's public offering price.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in shares of each Fund is $10,000. This prospectus should be read together with any account agreement for minimum investment requirements imposed by Fiduciary Trust Company International or its affiliates. The minimum investment requirement may be waived for employees of the Adviser or its affiliates.


WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Funds. The net asset value of each Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the NYSE, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares of a Fund are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.


Detailed confirmations of each purchase and redemption are sent to each shareholder. In addition, shareholders will receive statements showing all account activity for the statement period.

DIVIDENDS

For shareholders invested in the Funds on the record date, dividends are declared and paid semi-annually. Dividends are automatically reinvested in additional shares of a Fund on the payment date, at the ex-dividend date net asset value, unless shareholders request cash payments on the new account form or by writing to the appropriate Fund. All shareholders on the record date are entitled to the dividend. If shares are redeemed or exchanged prior to the record date, or purchased after the record date, those shares are not entitled to that dividend. A portion of distributions to shareholders could, under some circumstances, be reclassified as a return of capital for income tax purposes (See "Federal Income Tax").

CAPITAL GAINS

Capital gains realized by a Fund, if any, will be distributed at least once every twelve months.


EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

In order to provide greater flexibility to shareholders whose investment objectives have changed, shareholders of the Funds may exchange all or some of their shares in one Fund for shares in other Funds in the Trust. Shareholders of the Funds may also exchange into certain money market funds for which affiliates or subsidiaries of Federated Investors serve as investment adviser and/or principal underwriter ("Federated Money Funds"). These exchanges are made at net asset value. None of the Funds imposes any additional fees on exchanges. Shareholders in certain Federated Money Funds may exchange their shares in the Federated Money Funds for shares in the Funds.
REQUIREMENTS FOR EXCHANGE


A shareholder may exchange shares of one Fund for shares of any of the other Funds in the Trust by calling (212) 524-7300 or by writing to Fiduciary International, Inc. Shares purchased by check are eligible for exchange after seven days.


Orders to exchange shares of one Fund for shares of any of the other Funds will be executed by redeeming the shares owned and purchasing shares of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges received by a Fund prior to 3:00 p.m. (Eastern time) on any day the Funds are open for business will be executed as of the close of business that day. Orders for exchanges received after 3:00 p.m. (Eastern time) on any business day will be executed at the close of the next business day.

An authorization form permitting a Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege on the account application at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Fiduciary International, Inc. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange request, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.


An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Fund into which an exchange is to be effected.


Further information on the exchange privilege and prospectuses for certain Federated Money Funds are available by contacting the Trust.

TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.


REDEEMING SHARES
--------------------------------------------------------------------------------


Each Fund redeems shares at their net asset value next determined after Fiduciary International, Inc. receives the redemption request. Redemptions will be made on days on which both the NYSE and the Federal Reserve Wire System are open for business. Telephone or written requests for redemption must be received in proper form by Fiduciary International, Inc.



BY TELEPHONE. A shareholder may redeem shares of a Fund by calling Fiduciary International, Inc. to request a redemption. Call (212) 524-7300 to redeem shares. Shares will be redeemed at the net asset value next determined after a Fund receives the redemption request from Fiduciary International, Inc. Although Fiduciary does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month. Fiduciary is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. If, at any time, a Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. A redemption request must be received by Fiduciary International, Inc. before 3:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value.


An authorization form permitting a Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained from the Trust. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.


BY MAIL. Shareholders may redeem shares of a Fund by sending a written request to: Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts 02266-8609. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested, and should be signed by each registered owner exactly as the shares are registered. If share certificates have been issued, they should be sent by insured mail with the written request to Federated Shareholder Services Company.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:


     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Company ("FDIC");


     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;


     - a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or


     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.


The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and the transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of February 5, 1997, Fiduciary Trust Company International may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.



As of February 5, 1997, Greenwich Academy may for certain purposes be deemed to control the Global Bond Fund because it is owner of record of certain shares of the Fund.


Trustees may be removed by the Trustees or by shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares entitled to vote.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such customer. The Adviser is subject to such banking laws and regulations.



The Adviser believes, based on the advice of its counsel, that it may perform the services for any Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Adviser from continuing to perform all or a part of the above services for its customers and/or a Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of a Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by the Adviser. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Fiduciary is found) as a result of any of these occurrences.



TAX INFORMATION

--------------------------------------------------------------------------------

FEDERAL INCOME TAX


The Funds anticipate that they will pay no federal income tax because each Fund expects to meet requirements of Subchapter M of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.


Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by one Fund will not be combined for tax purposes with those realized by any of the other Funds.

Investment income received by the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted, since the amount of Fund assets to be invested within various countries is unknown. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates where applicable.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividends earned in an individual retirement account or qualified retirement plan until distributed.


Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations can not be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns.

The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws, including treatment of distributions as income or return of capital.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Funds may advertise their total returns and yields.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The yield of a Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of the Fund to certain indices.


ADDRESSES
--------------------------------------------------------------------------------


FTI Funds
                FTI Small Capitalization Equity Fund         Federated Investors Tower
                FTI International Equity Fund                Pittsburgh, Pennsylvania 15222-3779
                FTI International Bond Fund
                FTI Global Bond Fund
------------------------------------------------------------------------------------------------

Distributor
                Edgewood Services, Inc.                      Clearing Operations
                                                             P.O. Box 897
                                                             Pittsburgh, Pennsylvania 15230-0897
------------------------------------------------------------------------------------------------

Investment Adviser
                Fiduciary International, Inc.                Two World Trade Center
                                                             New York, New York 10048-0772
------------------------------------------------------------------------------------------------

Custodian
                Fiduciary Trust Company International        Two World Trade Center
                                                             New York, New York 10048-0772
------------------------------------------------------------------------------------------------

Transfer Agent, Dividend Disbursing Agent
  and Portfolio Accountant Services
                Federated Services Company                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------

Independent Auditors
                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------

Legal Counsel
                Dewey Ballantine                             1301 Avenue of the Americas
                                                             New York, New York 10019-6092
------------------------------------------------------------------------------------------------

Legal Counsel
                Dickstein Shapiro Morin & Oshinsky LLP       2101 L. Street, N.W.
                                                             Washington, D.C. 20037
------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      FTI FUNDS
                                      PROSPECTUS

                                      An Open-End, Management
                                      Investment Company


                                      FTI Small Capitalization Equity Fund

                                      FTI International Equity Fund
                                      FTI International Bond Fund
                                      FTI Global Bond Fund


                                      Prospectus dated February 28, 1997


      EDGEWOOD SERVICES, INC.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779


      CUSIP 302927108 SCEF


      CUSIP 302927207 IEF


      CUSIP 302927306 IBF


      CUSIP 302927405 GBF


      G01548-02 (2/97)


                                                 Fiduciary International,
Inc.
                                                 Investment Adviser


                                  FTI FUNDS

                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information relates to the following four separate investment portfolios (individually referred to as the "Fund," and collectively as the "Funds") of FTI Funds (the "Trust"):
       o  FTI Small Capitalization Equity Fund;
       o  FTI International Equity Fund;
       o  FTI International Bond Fund; and
       o  FTI Global Bond Fund.
   This Statement of Additional Information should be read with the prospectus for the Funds dated February 28, 1997. This Statement is not a prospectus itself. To receive a copy of the prospectus, write or call the Trust.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779


                      Statement dated February 28, 1997












    EDGEWOOD SERVICES, INC.
    Distributor
    A subsidiary of FEDERATED INVESTORS
    Cusip #302927108 SCEF
    Cusip #302927207 IEF
    Cusip #302927306 IBF
    Cusip #302927405 GBF
    G01548-03 (2/97)



GENERAL INFORMATION ABOUT THE TRUST            1

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS1

TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES 1

 Repurchase Agreements                         1
 Reverse Repurchase Agreements                 1
 When-Issued and Delayed Delivery Transactions 1
 Lending Portfolio Securities                  2
 Restricted and Illiquid Securities            2
 U.S. Government Securities                    2
 Bank Instruments                              3
 Convertible Securities                        3
 Real Estate Mortgage Investment Conduits
  ("REMICs")                                   3

 Forward Foreign Currency Exchange Contracts   3
 Foreign Currency Options                      4
 Special Risks Associated with Foreign Currency
  Options                                      4
 Futures Contracts                             5
 Options on Futures Contracts                  5
 Foreign Currency Futures Transactions         6
 Special Risks Associated with Foreign Currency
  Futures Contracts and Related Options        6
 Options on Securities                         6
 Over-the-Counter Options                      7
 Options on Securities Indices                 7
 Regulatory Restrictions                       8


 Additional Risk Considerations                8
 Portfolio Turnover                            8
INVESTMENT LIMITATIONS                         8

FTI FUNDS MANAGEMENT                          12

 Officers and Trustees                        12
 Trust Ownership                              13
 Trustees Compensation                        14
 Trustee Liability                            14
INVESTMENT ADVISORY SERVICES                  14

 Adviser to the Trust                         14
 Advisory Fees                                14
ADMINISTRATIVE SERVICES                       15


 Transfer Agent, Dividend Disbursing Agent and
  Portfolio Accountant                        15

 Custodian                                    15
 Independent Auditors                         15
BROKERAGE TRANSACTIONS                        15

PURCHASING SHARES                             16

 Distribution Plan and Shareholder Services
  Agreement                                   16
 Conversion to Federal Funds                  16
DETERMINING NET ASSET VALUE                   16

 Determining Market Value of Securities       16


 Trading in Foreign Securities                17
REDEEMING SHARES                              17

 Redemption in Kind                           17
MASSACHUSETTS PARTNERSHIP LAW                 17

TAX STATUS                                    18

 The Funds' Tax Status                        18
 Foreign Taxes                                18
 Shareholders' Tax Status                     18
 Capital Gains                                18
TOTAL RETURN                                  18

YIELD                                         18

PERFORMANCE COMPARISONS                       19


 Economic and Market Information              21

FINANCIAL STATEMENTS                          21

APPENDIX                                      22



GENERAL INFORMATION ABOUT THE TRUST


The Trust was established as a Massachusetts business trust, under a Declaration of Trust dated October 18, 1995. As of the date of this Statement of Additional Information, the Trust consists of four separate portfolios of securities which are as follows: FTI Small Capitalization Equity Fund ("Small Capitalization Fund"), FTI International Equity Fund ("International Equity Fund"), FTI International Bond Fund ("International Bond Fund"), and FTI Global Bond Fund ("Global Bond Fund").

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS


The prospectus discusses the objectives of each Fund and the policies it employs to achieve those objectives. The following discussion supplements the description of the Funds' investment objectives in the prospectus. A Fund's investment objective cannot be changed without the approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS
The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and maintained until the transaction is settled.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Funds may engage in when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. A Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments. As a matter of policy, the Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more 20% of the total value of their respective assets.


LENDING PORTFOLIO SECURITIES
A Fund may lend its portfolio securities to broker-dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.
The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the particular


Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
RESTRICTED AND ILLIQUID SECURITIES
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (the "SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Trust, on behalf of the Funds, believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
     othe frequency of trades and quotes for the security;
     othe number of dealers willing to purchase or sell the security and the number of other potential buyers;
     odealer undertakings to make a market in the security; and


     othe nature of the security and the nature of the marketplace trades. Notwithstanding the foregoing, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent transaction shall be treated as illiquid securities by the Trustees.
When a Fund invests in certain restricted securities determined by the Trustees to be liquid, such investments could have the effect of increasing the level of Fund illiquidity to the extent that the buyers in the secondary market for such securities (whether in Rule 144A resales or other exempt transactions) become, for a time, uninterested in purchasing these securities.
U.S. GOVERNMENT SECURITIES
The types of U.S. government securities in which Funds may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities whose obligations are permissible investments but may not always receive financial support from the U.S. government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Administration; and Federal National Mortgage Association.




BANK INSTRUMENTS
The Funds may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. These instruments are not necessarily guaranteed by those organizations.
In addition, the Funds may invest in:

     oEurodollar Certificates of Deposits issued by foreign branches of
      U.S. or foreign banks;
     oEurodollar Time Deposits  which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;
     oCanadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and
     oYankee Certificates of Deposit which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

CONVERTIBLE SECURITIES
The convertible bonds and convertible preferred stocks in which the Funds may invest generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Funds will exchange or convert the convertible securities held in their portfolios into shares of the underlying common stocks when, in the Funds' investment adviser's opinion, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective. Otherwise, the Funds will hold or trade the convertible securities.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")

The International Bond Fund and the Global Bond Fund may invest in REMICs. REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interest in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Equity Fund, the International Bond Fund and the Global Bond Fund may each enter into forward foreign currency exchange contracts in order to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. As an example of the Funds' ability to engage in hedging strategies, a Fund may invest in securities denominated in a Western European currency, such as the French Franc, and seek to hedge against the effect of an increase in the value of the U.S. dollar against that currency by entering into a forward foreign currency exchange contract to sell the lower yielding German Mark, which has historically had price movements that tend to correlate closely with those of the French Franc, thereby creating a hedge similar to the simple Dollar/Franc hedge, but at a possibly lower cost. In addition, the Fund might arrange to sell those Marks against Canadian Dollars in an effort to minimize hedging costs. It should be noted that forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The investment adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in a


Fund's best interest to do so. The Funds will not speculate in foreign currency exchange.
There is no limitation as to the percentage of a Fund's assets that may be committed to such contracts. The International Equity Fund, the International Bond Fund and the Global Bond Fund do not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when the Funds would be obligated to deliver an amount of foreign currency in excess of the value of the Funds' respective portfolio securities or other assets denominated in that currency or, in the case of a 'cross-hedge,' denominated in a currency or currencies that the investment adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, a Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

FOREIGN CURRENCY OPTIONS
A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.
When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.
A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally falls in value if the underlying currency depreciates in value.
Although purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in a foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.
SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS
Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Funds' ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the investment adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.


In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option depends upon the value of the underlying currency relative to U.S. dollars. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market subject to significant price and rate movements.
FUTURES CONTRACTS

The International Equity Fund, the International Bond Fund and the Global Bond Fund may enter into contracts for the future delivery of a financial instrument, such as an amount of foreign currency, a security, or the cash value of a securities index during a specified future period at a specified price. In addition, the Small Capitalization Fund may enter into contracts for the future delivery of securities of small to mid-capitalization issuers. This investment technique is designed primarily to hedge against anticipated future changes in foreign exchange rates, interest rates or market conditions, all of which might otherwise have an adverse effect upon the value of securities or other assets which the Funds hold or intend to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the underlying foreign currency, security or cash value of a securities index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the underlying foreign currency, security or cash value of a securities index at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value resulting from the delivery of securities with a different interest rate than the rate specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of assets, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. Brokerage fees will be incurred by a Fund when it purchases or sells contracts, and the Fund will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Funds' returns. Futures contracts entail risks. If the investment adviser's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. An imperfect correlation may exist between movements in the prices of futures contracts and portfolio assets being hedged. Further, the market prices of futures contracts may be affected by certain factors. For example, the normal relationship between the assets and futures markets could be distorted if participants in the futures market were to elect to close out their contracts through offsetting transactions rather than by meeting margin requirements. Price distortions also could result if investors in futures contracts were to decide to make or take delivery of underlying assets rather than engaging in closing transactions because of the resultant liquidity of the futures market. Further, increased participation by speculators in the futures market could cause temporary price distortions because, as perceived by speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment adviser still may not result in a successful hedging transaction. If one of these events were to occur, a Fund could lose money on the futures contracts as well as on its portfolio assets.
OPTIONS ON FUTURES CONTRACTS
The Funds may engage in futures transactions and may use options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions. For example, if a Fund owned long-term bonds and interest rates were expected to rise, it could sell futures contracts or the cash value of a securities index. If interest rates did increase, the value of the bonds owned by the Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts or the cash value of the securities index.
If, on the other hand, long-term interest rates were expected to decline, the Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.
The Fund may also purchase and write call and put options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified price at any time during the period of the option. When the option is exercised, the writer of the option delivers the futures contract to the holder at the exercise price. With regard to put and call options on futures contracts written by a Fund, the Fund would be required to deposit initial and maintenance margin with the custodian. Options on futures contracts involve risks similar to those discussed above that relate to transactions in futures contracts. Furthermore, an option on a futures contract purchased by a Fund may expire as worthless, which would cause the Fund to lose the premium paid for the option.
FOREIGN CURRENCY FUTURES TRANSACTIONS

By using foreign currency futures contracts and options on such contracts, the International Equity Fund, the International Bond Fund and the Global Bond Fund may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS
Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the International Equity Fund, the International Bond Fund and the Global Bond Fund will not purchase or write options on foreign currency futures contracts unless and until, in the investment adviser's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

OPTIONS ON SECURITIES
A Fund may write (sell) covered call options on securities if it owns securities that are acceptable for escrow purposes. Additionally, a Fund may write secured put options on securities. When writing a secured put option, a Fund will invest an amount not less than the exercise price of the put option in eligible securities, so long as the Fund is obligated as a writer of a put option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect such factors as the current market price of the underlying security, the relationship of the exercise price to such market price, the option period, supply and demand, and interest rates. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time that the option is written. The Funds may also write or purchase spread options. A spread option is an option for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that a Fund does not own but uses as a benchmark.


The purchase of a put option by the owner of the related security protects the purchaser against any decline in the related security's price below the exercise price (less the amount paid for the option). The ability of a Fund to purchase put options allows it to protect capital gains in an appreciated security without actually requiring the Fund to sell the appreciated security. On occasion, a Fund would like to establish a position in a security upon which call options are available. The purchase of a call option enables the Fund to fix the cost of acquiring the security, which would be the cost of the call plus the exercise price of the option. In addition, this method of acquiring securities provides some protection from an unexpected downturn in the market. This is because the Fund is at risk only for the amount of the premium paid for the call option, which it can allow to lapse, if it so chooses.
During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price if the underlying asset rises in value, and the secured put writer retains the risk of loss if the underlying asset declines in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the asset being "called away." For the secured put writer, substantial depreciation in the value of the underlying asset could result in the asset being "put to" the writer. If a covered call option expired unexercised, the writer of the call would realize a gain and the buyer would realize a loss in the amount of the premium. If the covered call option writer had to sell the underlying asset because of the exercise of the call option, it would realize a gain or loss from the sale of the underlying asset, with the proceeds being increased by the amount of the premium.
If a secured put option expired unexercised, the writer would realize a gain and the buyer would realize a loss on the amount of the premium. If the secured put writer would have to buy the underlying asset because of the exercise of the put option, the writer would incur an unrealized loss to the extent that the current market value of the underlying asset is less than the exercise price of the put option, less the premium received. OVER-THE-COUNTER OPTIONS
The Funds may deal in over-the-counter traded options ("OTC options") in addition to exchange-traded options. OTC options differ from exchange-traded options in several respects. First, they are transacted with dealers rather than a clearing corporation. Second, a risk of nonperformance by the dealer exists, whether as a result of the insolvency of the dealer or otherwise, which could cause a Fund to experience material losses; however, in writing OTC options, the premium is paid in advance by the dealer. Third, in contrast to exchange-traded options, OTC options are available for a greater variety of securities and wider range of expiration dates and exercise prices. Because there is no exchange in the case of OTC options, pricing is normally done with reference to information from market makers, which is carefully monitored by the investment adviser and verified in appropriate cases.
A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there cannot be any assurance that a continuous liquid secondary market will exist for any particular option at any given time. As a result, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. Likewise, in cases where a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund wrote the option. If a covered call option writer is unable to effect a closing transaction, it cannot sell the underlying asset until the option either expires or is exercised. Thus, a covered call option writer of an


OTC option may not be able to sell an underlying asset even though it might otherwise be advantageous to do so. Moreover, a secured put writer of an OTC option may be unable to sell the assets pledged to secure the put for other investment purposes so long as it is obligated as a put writer, and a purchaser of the put or call option might also find it difficult to terminate its position on a timely basis when no secondary market exists. OPTIONS ON SECURITIES INDICES

The International Equity Fund, the International Bond Fund and the Global Bond Fund also may purchase and write call and put options on securities indices in order to hedge against market conditions which affect the values of securities that the Funds own or intend to purchase. The Funds will not purchase and write such options for speculation. By writing and purchasing index options, a Fund may be able to achieve many of the same objectives as through the purchasing and writing of options on individual securities. Options on securities indices are similar to options on individual securities. However, unlike an option on an individual security, which gives the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder upon exercise the right to receive an amount of cash if the closing level of the securities index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Upon exercise of the option, the amount of cash received by the holder is equal to the difference between the closing price of the index and the exercise price of the option. In consideration for the premium received, the writer of the option has an obligation to make delivery of the amount of cash resulting from the exercise of the option. Unlike options on individual securities, all settlements are in cash, and the gain or loss depends upon price movements in the market generally or in a segment of the market, rather than upon price movements in individual securities.

The Funds cover call options written on a securities index through the ownership of securities whose changes in price, in the opinion of the investment adviser, are anticipated to be similar to the price changes of the index, or in such other manner or may be in conformance with applicable laws, regulations and exchange rules. Any changes in the prices of the securities owned by a Fund probably will not be perfectly correlated with the securities index. A Fund will secure put options written on a securities index by means of segregating liquid high-grade securities equal to the exercise price, or in such other manner as may be in conformance with applicable laws, regulations and exchange rules. Upon writing an option on a securities index, a Fund will be required to deposit with its custodian and mark-to-market eligible securities that are equal in value to at least 100% of the exercise price in the case of a put or, in the case of a call, the value of the contract. Additionally, if a Fund writes a call option on a securities index at a time when the value of the contract is greater than the exercise price, the Fund will segregate and mark-to-market, until such time as the option expires or is closed out, cash or a cash equivalent equal in value to the excess of the contract value.
In addition, a Fund may purchase and write options on other appropriate indices, as available (e.g., foreign currency indices).
Index options involve risks similar to those associated with transactions in futures contracts, as described above. Also, an option purchased by a Fund may expire as worthless. In such case, the Fund could lose the premium paid for the option.
REGULATORY RESTRICTIONS



To the extent required to comply with SEC Release No. 10666, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase or forward foreign currency exchange purchase, the Funds will segregate and maintain liquid securities equal to the value of such contracts.

To the extent required to comply with federal or state regulations, and thereby avoid status as a "commodity pool operator," the Funds will not enter into a futures contract, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by a Fund, plus premiums paid by it for open options of futures, would exceed 5% of the total assets of the Fund. The Funds will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of assets which a Fund holds or intends to purchase. When futures contracts or options thereon are purchased in order to protect against a price increase on securities or other assets intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of (1) accrued profit on such contracts held by the broker;
(2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days or less.
ADDITIONAL RISK CONSIDERATIONS

In the case of the International Equity Fund, the International Bond Fund and the Global Bond Fund, the Trustees consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of a Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Trustees also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the investment adviser, any losses resulting from the holding of the Funds' portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Trustees' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

PORTFOLIO TURNOVER

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in their portfolios will be sold whenever the investment adviser believes it is appropriate to do so in light of a Fund's investment objective, without regard to the length of time a particular security may have been held. The portfolio turnover rates for the Small Capitalization Fund, International Equity Fund, International Bond Fund and Global Bond Fund for the period from December 22, 1995 (start of performance) to November 30, 1996 were 94%, 29%, 190% and 287%, respectively.



INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, a Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
SELLING SHORT AND BUYING ON MARGIN
     The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sale of securities. The deposit or payment by the Funds of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
PLEDGING ASSETS
     The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Funds may pledge assets having a value of 15% of assets taken at cost. For purposes of this restriction: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis, and (b) collateral arrangements with respect to (i) the purchase and sale of stock options and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.
LENDING CASH OR SECURITIES
     The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations, or the Trust's Declaration of Trust.
INVESTING IN COMMODITIES
     None of the Funds will invest in commodities, except to the extent that the Funds may engage in transactions involving futures contracts or options on futures contracts.
INVESTING IN REAL ESTATE
     None of the Funds will purchase or sell real estate, including limited partnership interests, although the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of its total assets, each Fund will not purchase securities issued by any other issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. No Fund will acquire more than 10% of the outstanding voting securities of any one issuer.
CONCENTRATION OF INVESTMENTS
     No Fund will invest 25% or more of the value of its respective total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities or repurchase agreements collateralized by these securities).
UNDERWRITING
     A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
The above investment limitations cannot be changed with respect to a Fund without the approval of the holders of a majority of that Fund's shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
     The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including: repurchase agreements providing for settlement more than seven days after notice;


     over-the-counter options; and certain restricted securities not determined by the Trustees to be liquid.
INVESTING IN RESTRICTED SECURITIES
     The Funds will not invest more than 10% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     The Funds will limit their respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their total assets in any one investment company, or invest more than 10% of their total assets in investment companies in general unless permitted to do so by action of the Securities and Exchange Commission. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

INVESTING IN NEW ISSUERS
     A Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.


INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     A Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Funds' investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN MINERALS
     A Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except it may purchase the securities of issuers which invest in or sponsor such programs.
ARBITRAGE TRANSACTIONS
     A Fund will not enter into transactions for the purpose of engaging in arbitrage.
INVESTING IN PUTS AND CALLS
     The Funds may not write or purchase options, except that a Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options, provided that no more than 5% of a Fund's net assets may be invested in premiums on such options.
PURCHASING SECURITIES TO EXERCISE CONTROL
     A Fund will not purchase securities of a company for the purpose of exercising control or management.
INVESTING IN WARRANTS

     The Funds will not invest more than 5% of their respective net assets in warrants. No more than 2% of a Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock (`NYSE'') Exchange or the American Stock Exchange. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Funds in units with or attached to securities may be deemed to be without value.

Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Funds have no present intention to borrow money or pledge securities in excess of 5% of the value of their respective net assets.

Each Fund will, as relevant, (1) limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) limit the premiums paid for options purchased by the Fund to 5% of its net assets, and (3) limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. These restrictions may be revised without shareholder notification.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."




FTI FUNDS MANAGEMENT

OFFICERS AND TRUSTEES
Officers and Trustees are listed with their addresses, birthdates, present positions with FTI Funds and principal occupations.



Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  October 22, 1930

President, Treasurer, and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company;; Trustee or Director of some of the Funds); President, Executive Vice President, and Treasurer of some of the Funds.


Peter A. Aron
Lafayette Enterprises, Inc.
126 E. 56th Street
New York, NY  10022
Birthdate:  May 26, 1946



Trustee
Vice President, Lafayette Enterprises, Inc. (privately owned Investment Advisory Company); President, J. Aron Charitable Foundation, Inc.


Nancy L. Close
12 Pheasant Run
73 Weaver Street
Greenwich, CT 06831
Birthdate:  December 2, 1946

Trustee
Trustee, Asset Manager, and Treasurer of The Esther M. Mertz Trust.


James C. Goodfellow *
Fiduciary Trust Company International
Two World Trade Center
New York, NY  10048
Birthdate:  April 6, 1945

Trustee
Executive Vice President, Fiduciary Trust Company International, Managing Director - J.P. Morgan and Co.


Burton J. Greenwald
2009 Spruce Street
Philadelphia, PA 19103
Birthdate:  December 6, 1929

Trustee
Managing Director, B. J. Greenwald Associates, Management Consultants to the Financial Services Industry.


C. Christine Thomson
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  September 1, 1957

Vice President and Assistant Treasurer
Vice President, Federated Services Company; Vice President and Assistant Treasurer of some of the Federated Funds.


Jay S. Neuman
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  April 22, 1950

Secretary
Corporate Counsel, Federated Investors.



*This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
TRUST OWNERSHIP
Officers and Trustees own less than 1% of the outstanding shares of each Fund.

As of February 5, 1997, the following shareholders of record owned 5% or more of the outstanding shares of Small Capitalization Fund: Fiduciary Trust Company International, New York, New York, on behalf of certain underlying accounts, owned approximately 1,517,546 shares (78.05%).
As of February 5, 1997, the following shareholder of record owned 5% or more of the outstanding shares of International Equity Fund: Fiduciary Trust Company International, New York, New York, on behalf of certain underlying accounts, owned approximately 1,668,836 shares (97.37%);
As of February 5, 1997, the following shareholder of record owned 5% or more of the outstanding shares of International Bond Fund: Fiduciary Trust Company International, New York, New York, on behalf of certain underlying accounts, owned approximately 513,821 shares (99.98%).
As of February 5, 1997, the following shareholders of record owned 5% or more of the outstanding shares of Global Bond Fund: Federated Administrative Services, Pittsburgh, Pennsylvania, owned approximately 10,116 shares (7.06%); Fiduciary Trust Company International, New York, New York, on behalf of certain underlying accounts, owned approximately 50,901 shares (35.53%); and Greenwich Academy, Greenwich, Connecticut, owned approximately 81,070 shares (56.59%).





TRUSTEES COMPENSATION


                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM
THE TRUST             THE TRUST*#



EDWARD C. GONZALES    $0
PRESIDENT, TREASURER,
AND TRUSTEE

PETER A. ARON         $16,250
TRUSTEE

NANCY L. CLOSE        $16,250
TRUSTEE

JAMES C. GOODFELLOW   $0
TRUSTEE

BURTON J. GREENWALD   $16,250
TRUSTEE


*Information is furnished for the period from December 20, 1995, the date of the organizational meeting of the Board of Trustees of the Trust, to


November 30, 1996. The Trust is the only investment company in the Fund complex.

#The aggregate compensation is provided for the Trust which is comprised of four portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST
The Trust's investment adviser is Fiduciary International, Inc. (the "Adviser" or "Fiduciary"). Fiduciary is a New York corporation, and is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.
For the period from December 22, 1995 (start of performance) to November 30, 1996, the Adviser earned: $98,496 from Small Capitalization Fund;


$55,029 from International Equity Fund; $25,680 from International Bond Fund; and $4,453 from Global Bond Fund.



ADMINISTRATIVE SERVICES

Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for a fee as described in the prospectus.

For the period from December 22, 1995 (start of performance) to November 30, 1996, Federated Administrative Services earned: $68,443 from Small Capitalization Fund; $67,829 from International Equity Fund; $66,394 from International Bond Fund; and $60,861 from Global Bond Fund.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTANT

Federated Services Company through its registered transfer agent Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of accounts and transactions made by the Funds' shareholders.
Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments. The fee paid for this service is based upon the level of the Funds' average net assets for the period, plus out-of-pocket expenses.



CUSTODIAN
For its services as custodian, Fiduciary Trust Company International (the "Custodian") receives an annual fee, payable monthly, based upon the Funds' average aggregate daily net assets, plus transaction charges. The Custodian is reimbursed for out-of-pocket expenses.
INDEPENDENT AUDITORS

The independent auditors for the Trust are Ernst & Young LLP.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments for the Funds, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser, and may include:
     oadvice as to the advisability of investing in securities;
     osecurity analysis and reports;
     oeconomic studies;
     oindustry studies;
     oreceipt of quotations for portfolio evaluations; and osimilar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the period from December 22, 1995 (start of performance) to November 30, 1996, the Small Capitalization Fund, International Equity Fund, International Bond Fund and Global Bond Fund paid total brokerage commissions of $33,089, $57,755, $0, and $0, respectively.

Research services provided by brokers may be used by the Adviser or its affiliates in advising certain other accounts. To the extent that receipt of these services may supplant services for which the Adviser might otherwise have paid, it would tend to reduce its expenses.


Investment decisions for the Funds will be made independently from those of any fiduciary or other accounts that may be managed by the Adviser or its subsidiaries. If, however, such accounts and the Funds are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. This system may adversely affect the price the Funds pay or receive, or the size of the positions they obtain.
The Adviser may engage in other non-U.S. transactions that may have adverse effects on the market for securities in the Funds' portfolios. The Adviser is not obligated to obtain any material non-public ("inside") information about any securities issuer, or to base purchase or sale recommendations on such information.
PURCHASING SHARES




Shares of the Funds are sold at their net asset value on days on which the NYSE and the Federal Reserve Wire are open for business. The procedure for purchasing shares of the Funds is explained in the prospectus under `Investing in the Funds.''

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

As explained in the prospectus, the Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and a Shareholder Services Agreement. These arrangements permit the payment of fees to financial institutions, Edgewood Services, Inc., the Trust's distributor, and FII to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholders' particular circumstances and goals. These activities may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Trustees expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in pursuing their investment objectives. By identifying potential investors whose needs are served by the Funds'


objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative activity; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
CONVERSION TO FEDERAL FUNDS
It is the Funds' policy to be as fully invested as possible so that maximum income may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Fiduciary acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

The net asset values of the Funds generally change each day. The days on which net asset value is calculated by the Funds are described in the prospectus.

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Trust is informed of the ex-dividend date.

DETERMINING MARKET VALUE OF SECURITIES
The market values of the Funds' portfolio securities are determined as follows:
     ofor equity securities, according to the last sale price on a national securities exchange, if available;


     oin the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices; ofor unlisted equity securities, the latest bid prices;
     ofor bonds and other fixed income securities, as determined by an independent pricing service;
     ofor short-term obligations, according to the mean between the bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
     ofor all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Funds will value futures contracts, options and put options on futures at their market values established by the exchanges at the close of option trading on such exchanges, unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise fair value.
TRADING IN FOREIGN SECURITIES

Trading in foreign cities may be completed at times which vary from the closing of the NYSE. In computing the net asset values, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined.


Occasionally, events that affect values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

REDEEMING SHARES


Each Fund redeems shares at the next computed net asset value after Fiduciary receives the redemption request. Redemption procedures are explained in the prospectus under `Redeeming Shares.''

Since portfolio securities of the Funds may be traded on foreign exchanges which trade on Saturdays or on holidays on which the Funds will not make redemptions, the net asset values of the Funds may be significantly affected on days when shareholders do not have an opportunity to redeem their shares.
REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from a Fund's portfolio. The Trust has elected to be governed by Rule 18f-1 of the 1940 Act, under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a materially adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for obligations of the Trust, the Trust is required to use its property to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder (above and beyond the loss of Trust property) will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from its assets.


TAX STATUS

THE FUNDS' TAX STATUS
The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:
      oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
      oderive less than 30% of its gross income from the sale of securities held less than three months;
      oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
FOREIGN TAXES
Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The Funds' dividends, and any short-term capital gains, are taxable as ordinary income.
CAPITAL GAINS
Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held shares in the Funds.


TOTAL RETURN


The cumulative total return for Small Capitalization Fund for the period from December 22, 1995 (start of performance) to November 30, 1996 was 20.80%. The cumulative total return for International Equity Fund for the period from December 22, 1995 (start of performance) to November 30, 1996 was 10.04%. The cumulative total return for International Bond Fund for the period from December 22, 1995 (start of performance) to November 30, 1996 was 3.75%. The cumulative total return for Global Bond Fund for the period from December 22, 1995 (start of performance) to November 30, 1996 was 5.02%. Cumulative total return reflects total performance over a specific period time. Total return assumes and is reduced by the payment of the maximum sales charge and contingent deferred sales charge, if applicable. The total return of Small Capitalization Fund, International Equity Fund, International Bond Fund and Global Bond Fund is representative of only 334 days of Fund activity.

The Funds' average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the reinvestment, as applicable, of all dividends and distributions.


YIELD

The yield for the Funds is determined by dividing the net investment income per share (as defined by the SEC) earned by a Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

The SEC yields for International Bond Fund and Global Bond Fund for the 30-day period ended November 30, 1996 were 4.28% and 5.66%, respectively.

PERFORMANCE COMPARISONS

The performance of each Fund depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates on money market instruments;
     ochanges in each Fund's expenses; and
     ovarious other factors.


Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:
SMALL CAPITALIZATION FUND:

     oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

     oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
     oRUSSELL 2000 INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization stocks.

     oDOW JONES INDUSTRIAL AVERAGE is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.
     oSTANDARD & POOR'S MIDCAP 400 INDEX is a diversified index consisting of 400 domestic stocks chosen for market size (median market capitalization of about $1.383 million, as of November 1996), liquidity, and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value.
     oSTANDARD & POOR'S SMALLCAP 600 INDEX is an index consisting of 600 domestic stocks chosen for market size (median market capitalization of $383 million, as of November 1996), liquidity, and industry group representation. It is a market-weighted index, with each stock affecting the index in proportion to its market value.
     oSTANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX covers 500 industrial, utility, transportation, and financial companies in the United States market (mostly NYSE issues). The index represents about 75% of NYSE market capitalization and 30% of all NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

     oRUSSELL MIDCAPTM INDEX consists of the smallest 800 securities in the Russell 1000 Index, as ranked by total market capitalization. This index captures the medium-sized universe of securities and represents approximately 35% of the Russell 1000 total market capitalization.
INTERNATIONAL EQUITY FUND:

     oMORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, AND FAR EAST
      INDEX (EAFE) is a market capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency, and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Morgan Stanley Capital International, S.A., Geneva, Switzerland.
     oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund may quote its Lipper rating in advertising and sales literature.

     oFT-ACTUARIES EUROPE & PACIFIC INDEX is a subindex based on the FT-
      Actuaries World Index, excluding Canada, Mexico, South Africa and the United States. The subindex contains approximately 1,600 securities in 20 countries.

GLOBAL BOND FUND:
     OLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund may quote its Lipper rating in advertising and sales literature.



     OSALOMON BROTHERS WORLD GOVERNMENT BOND INDEX is a market capitalization-weighted index consisting of government bond markets of the following countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, the United Kingdom and the United States (collectively, the "WGBI Countries").
     oJ.P. MORGAN GLOBAL GOVERNMENT BOND INDEX is a market capitalization-weighted index consisting of the government bond markets of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, the United Kingdom and United States (collectively the "JPMGGB Countries"). Issue and country eligibility are based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year, and the index is rebalanced monthly.
     oLEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Each of these indexes are rebalanced monthly by market capitalization.

INTERNATIONAL BOND FUND:
     oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund may quote its Lipper rating in advertising and sales literature.

     oSALOMON BROTHERS NON-U.S. DOLLAR WORLD GOVERNMENT BOND INDEX The indexes of nonbase currency sectors exclude respective base currency bond markets from the calculation and, in turn, are stated in terms of the base currency. Therefore, the Non-U.S. Dollar World Government Bond Index includes all WGBI Countries, except the United States, and is stated in U.S. dollar terms.
     oJ.P. MORGAN NON-US GOVERNMENT BOND INDEX consists of the JPMGGB
      Countries, excluding the United States market.
Advertisements and sales literature for a Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using a Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI''). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.
FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended November 30, 1996, are incorporated herein by reference to the Annual Report of the Fund dated November 30, 1996 (File Nos. 33-63621 and 811-7369). A copy of the Report may be obtained without charge by contacting the Fund.



APPENDIX

STANDARD & POOR'S RATINGS GROUP (`S&P'') LONG-TERM DEBT RATING DEFINITIONS AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS
AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA-Bonds which are rated BAA are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree or safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATING DEFINITIONS P-1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
     oLeading market positions in well-established industries;
     oHigh rates of return on funds employed;
     oConservative capitalization structures with moderate reliance on debt and ample asset protection;
     oBroad margins in earning coverage of fixed financial charges and high internal cash generation; and
     oWell-established access to a range of financial markets and assured sources of alternate liquidity.


PRIME-2-Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.



PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a) Financial Statements: Incorporated by reference to the Registrant's Annual Report to Shareholders dated November 30, 1996. (File Nos. 33-63621 and 811-7369)
          (b)  Exhibits:
                (1)   (i)Conformed Copy of Declaration of Trust of the
                         Registrant; (1.)
                     (ii)Conformed Copy of Amendment No. 1 to the
                         Declaration of Trust of the Registrant; (2.)
                (2) Copy of By-Laws of the Registrant; (1.)
                (3) Not applicable;
                (4) Copy of Specimen Certificate for Shares of Beneficial
                    Interest of the Registrant; (3.)
                (5) Conformed copy of Investment Advisory Contract of the
                    Registrant; (3.)
                (6) Conformed copy of Distributor's Contract of the
                    Registrant; (3.)
                (7) Not applicable;
                (8) Conformed copy of Custodian Agreement of the
                    Registrant; (3.)


                (9)   (i)Conformed copy of Administrative Services
                         Agreement; (3.)
                     (ii)Conformed copy of Agreement for Fund Accounting,
                         Shareholder Recordkeeping, and Custody Services Procurement; (3.)
                    (iii)Conformed copy of Shareholder Services Agreement;
                         (3.)
               (10) Conformed Copy of Opinion and Consent of Counsel as to
                    legality of shares being registered; (3.)
               (11) Conformed copy of Consent of Independent Auditors; +
               (12) Not applicable;
               (13) Conformed Copy of Initial Capital Understanding; (2.)
               (14) Not applicable;
               (15)   (i)Conformed copy of Distribution Plan; (3.)
                     (ii)Copy of 12b-1 Agreement; (3.)
               (16)   (i)Copy of Schedule for Computation of Fund
                         Performance Data, FTI Small Capitalization Equity Fund; (3.)
                     (ii)Copy of Schedule for Computation of Fund
                         Performance Data, FTI International Equity Fund;
                         (3.)
                    (iii)Copy of Schedule for Computation of Fund
                         Performance Data, FTI International Bond Fund;
                         (3.)
                     (iv)Copy of schedule for Computation of Fund
                         Performance Data. FTI Global Bond
                         Fund; (3.)
               (17) Copy of Financial Data Schedules; +
               (18) Not applicable to current filing;


               (19) Conformed Copy of Power of Attorney; +
+    All exhibits have been filed electronically.
(1.) Response is incorporated by reference to Registrant's Initial
     Registration Statement on Form N-1A filed October 23, 1995 (File Nos. 33-63621 and 811-7369).
(2.) Response is incorporated by reference to Registrant's Registration
     Statement filed December 20, 1995 (File Nos. 33-63621 and 811-7369). (3.) Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 1 on Form N-1A filed July 2, 1996 (File Nos. 33-63621 and 811-7369).

Item 25.  Persons Controlled by or Under Common Control with Registrant

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                as of February 5, 1997

          Shares of beneficial interest
          (no par value)

          FTI Small Capitalization Equity Fund    45
          FTI International Equity Fund      14
          FTI International Bond Fund        11
          FTI Global Bond Fund               19


Item 27.  Indemnification: (1.)


Item 28.  Business and Other Connections of Investment Adviser:

          (a)For a description of the other business of the investment adviser, see the section entitled "FTI Funds Information - Management of FTI Funds" in Part A.

       (1)                      (2)                   (3)
                    Position with         Other Substantial
                    Fiduciary             Business, Profession,
   Name             International, Inc.                Vocation or
Employment

For information as to the business, profession, vocation, and employment of a substantial nature of directors and officers of Fiduciary International, Inc., reference is made to Fiduciary International, Inc.'s current Form ADV (File No. 801-18352) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.


Item 29.  Principal Underwriters:

          (a)Edgewood Services, Inc. the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Excelsior Institutional Trust (formerly, UST Master Funds, Inc.), Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-


             Exempt Funds, Inc.), Excelsior Institutional Trust, FTI Funds, Marketvest Funds, Marketvest Funds, Inc. and Old Westbury Funds, Inc.


 (1.)     Response is incorporated by reference to Registrant's Initial
     Registration Statement on Form N-1A filed October 23, 1995 (File Nos. 33-63621 and 811-7369).



          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Distributor           With Registrant
Douglas L. Hein           Trustee,                     --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Newton Heston, III        Vice President,              --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane          Assistant Vice President,         --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779



S. Elliott Cohan          Secretary,            Assistant Secretary
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward            Assistant Secretary,         --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.    Treasurer,                   --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

          (c) Not applicable


Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Federated Investors Tower
                                    Pittsburgh, PA  15222-3779

Federated Services Company              Federated Investors Tower
("Transfer Agent, Dividend          Pittsburgh, PA 15222-3779
Disbursing Agent and Portfolio
Accountant")



Federated Administrative Services       Federated Investors Tower
("Administrator")                   Pittsburgh, PA 15222-3779

Fiduciary International, Inc.       Two World Trade Center
("Adviser')                             New York, NY 10048-0772

Fiduciary Trust Company International   Two World Trade Center
(`Custodian'')                      New York, NY 10048-0772




Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FTI FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of February, 1997.

                                 FTI FUNDS



               BY: /s/Jay S. Neuman
               Jay S. Neuman, Secretary
               Attorney in Fact for Edward C. Gonzales
               February 27, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/ Jay S. Neuman
   Jay S. Neuman            Attorney In Fact    February 27, 1997
   SECRETARY                For the Persons
                            Listed Below

   NAME                       TITLE



Edward C. Gonzales*         Chairman, President,
   Treasurer and Trustee
                              (Chief Executive Officer and
                               Principal Financial and
                               Accounting Officer)

Peter A. Aron*              Trustee

Nancy L. Close*             Trustee

James C. Goodfellow*        Trustee

Burton J. Greenwald*        Trustee

* By Power of Attorney